PSF PGIM TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 99.9%
Asset-Backed Securities — 17.5%
Automobiles — 1.2%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class D, 144A
6.315%	05/17/32		207	$209,978
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A
5.490%	06/20/29		6,700	6,825,787
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A
6.971%	07/29/32		273	273,090
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.950%	11/14/28		452	452,080
Series 2023-01A, Class C, 144A
6.140%	02/14/31		1,300	1,329,875
Series 2025-01A, Class A, 144A
5.360%	04/16/35		3,900	3,986,993
Series 2025-01A, Class B, 144A
5.560%	10/15/35		5,800	5,943,844
Series 2025-01A, Class C, 144A
5.760%	10/15/35		3,200	3,271,755
Santander Bank Auto Credit-Linked Notes,
Series 2024-B, Class C, 144A
5.141%	01/18/33		3,334	3,352,744
Santander Drive Auto Receivables Trust,
Series 2024-02, Class D
6.280%	08/15/31		500	514,142
Series 2025-01, Class D
5.430%	03/17/31		4,000	4,042,871
				30,203,159
Collateralized Loan Obligations — 12.0%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/20/37		15,000	15,005,785
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.102%(c)	07/15/37		8,500	8,505,071
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
4.999%(c)	01/22/38		1,000	1,000,226
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.786%(c)	04/15/32	EUR	2,995	3,462,829
Armada Euro CLO DAC (Ireland),
Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	04/15/39	EUR	5,550	6,400,125
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.192%(c)	07/15/37		7,500	7,498,093
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
4.958%(c)	10/20/35		1,000	$1,000,056
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.008%(c)	01/20/38		1,000	1,000,426
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		16,750	16,756,186
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.006%(c)	10/15/35	EUR	6,500	7,487,426
Series 2021-02A, Class A2B, 144A
2.100%	10/15/35	EUR	6,250	6,760,882
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	04/20/37		1,500	1,500,072
Eldridge CLO Ltd.,
Series 2026-03A, Class A, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.939%(c)	03/31/38		12,000	11,998,656
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		16,000	16,003,678
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37		17,500	17,505,124
Hayfin Emerald CLO DAC (Ireland),
Series 14A, Class B, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.227%(c)	01/22/39	EUR	13,300	15,372,974
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.230%(c)	04/25/39	EUR	11,500	13,236,035
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)
4.788%(c)	04/20/34		2,000	1,997,222
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	11,500	13,258,961
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.081%(c)	10/22/37		1,500	1,501,402
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.202%(c)	04/15/37		14,000	14,005,586
A1

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
4.882%(c)	03/15/38		1,000	$998,874
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.396%(c)	04/15/38	EUR	17,000	19,631,392
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.030%(c)	10/19/38		9,500	9,503,445
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2024-16A, Class B, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
5.468%(c)	01/20/38		10,250	10,269,714
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.288%(c)	04/20/37		12,000	12,002,900
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	01/18/38		9,500	9,504,750
Palmer Square European CLO DAC (Ireland),
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/15/39	EUR	12,000	13,828,978
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.713%(c)	10/15/34		8,000	7,985,164
Pikes Peak CLO (Cayman Islands),
Series 2022-10A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.369%(c)	01/22/38		10,000	10,005,811
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.072%(c)	01/15/38		1,000	1,000,503
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
4.959%(c)	04/20/31		73	73,081
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36		4,500	4,501,295
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)
4.888%(c)	02/25/38		1,500	1,497,411
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37		12,000	11,981,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
5.029%(c)	07/18/31	50	$50,177
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
4.900%(c)	04/25/31	37	36,551
			294,128,749
Consumer Loans — 1.1%
Affirm Master Trust,
Series 2025-02A, Class C, 144A
5.260%	07/15/33	7,400	7,408,773
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59	254	258,068
Lending Funding Trust,
Series 2020-02A, Class A, 144A
2.320%	04/21/31	167	165,284
Onemain Financial Issuance Trust,
Series 2025-01A, Class C, 144A
5.200%	07/14/38	2,700	2,703,286
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	897	884,551
Series 2023-01A, Class A, 144A
5.500%	06/14/38	5,500	5,611,570
Series 2023-02A, Class C, 144A
6.740%	09/15/36	700	718,784
Series 2023-02A, Class D, 144A
7.520%	09/15/36	800	825,051
Series 2024-01A, Class A, 144A
5.790%	05/14/41	2,700	2,826,366
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A
4.800%	06/20/33	2,900	2,895,487
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45	1,813	1,824,302
			26,121,522
Credit Cards — 0.2%
Genesis Sales Finance Master Trust,
Series 2024-B, Class A, 144A
5.870%	12/20/32	4,400	4,442,109
Equipment — 0.0%
VB-S1 Issuer LLC,
Series 2026-01A, Class C2, 144A
4.693%	03/15/56	1,500	1,473,817
Home Equity Loans — 1.9%
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	884	891,450
Series 2025-CES01, Class A1A, 144A
5.703%(cc)	02/25/55	249	250,891

A2

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	2,375	$2,359,767
EFMT,
Series 2024-CES01, Class A1, 144A
5.522%(cc)	01/26/60	3,262	3,270,915
Series 2025-CES01, Class A1A, 144A
5.726%(cc)	01/25/60	2,127	2,137,868
Floating Rate Mortgage Pass-Through Certificates,
Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)
6.718%(c)	10/25/31	105	118,033
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.373%(c)	03/20/54	256	256,704
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)
5.273%(c)	05/20/54	87	87,155
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
4.873%(c)	10/20/54	201	200,969
Series 2025-CES01, Class A1, 144A
5.666%(cc)	05/25/55	1,739	1,746,343
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	465	466,706
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,089	1,099,398
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	594	596,928
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	1,864	1,871,541
Series 2025-CES01, Class A1A, 144A
5.653%(cc)	01/25/45	2,110	2,120,557
Series 2025-CES02, Class A1A, 144A
5.503%(cc)	02/25/55	2,452	2,461,064
Series 2025-CES06, Class A1A, 144A
5.472%(cc)	06/25/55	4,475	4,489,360
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	3,526	3,518,993
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	526	529,321
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	206	206,208
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	196	197,166
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	666	671,105
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	2,441	2,436,164
Series 2024-CES05, Class A2, 144A
5.202%(cc)	09/25/64	1,750	1,744,741
Series 2024-CES06, Class A1, 144A
5.725%(cc)	11/25/64	1,478	1,483,241
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	2,286	2,296,670
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2025-CES02, Class A1, 144A
5.348%(cc)	07/25/65		2,468	$2,467,990
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65		3,494	3,489,844
Series 2025-CRM01, Class A1, 144A
5.799%(cc)	01/25/65		2,233	2,247,316
				45,714,408
Other — 1.0%
Capital Street Master Trust,
Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.022%(c)	10/16/28		2,700	2,701,475
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46		1,413	1,424,101
Series 2025-02A, Class A, 144A
5.320%	06/20/49		4,173	4,196,077
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A
6.480%	03/20/57		475	459,628
Series 2024-01GS, Class A, 144A
6.250%	06/20/57		1,527	1,471,052
Invitation Homes Trust,
Series 2024-SFR01, Class C, 144A
4.250%	09/17/41		2,700	2,615,785
PMT Issuer Trust - FMSR,
Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)
6.429%(c)	12/25/27		3,500	3,506,368
Sunrun Artemis Issuer LLC,
Series 2024-02A, Class A1, 144A
6.250%	07/30/59		972	969,252
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A
5.490%	10/30/59		535	524,762
Series 2024-03A, Class A2, 144A
5.880%	10/30/59		2,457	2,375,594
Tricon Residential Trust,
Series 2025-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.773%(c)	03/17/42		4,249	4,240,724
				24,484,818
Residential Mortgage-Backed Securities — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34		362	350,009
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
4.034%(c)	11/25/60	EUR	59	68,090
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1

A3

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.199%(c)	03/15/27^	EUR	842	$729,664
				1,147,764
Student Loans — 0.1%
Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
5.112%(c)	06/25/47		876	881,350
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A
0.000%	02/25/43		2,980	377,629
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43		386	366,557
Series 2018-D, Class A, 144A
0.000%(cc)	11/25/43		432	413,318
Series 2019-A, Class R, 144A
0.000%	10/25/48		691	331,804
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		13	12,300
				2,382,958

Total Asset-Backed Securities (cost $423,964,242)				430,099,304
Commercial Mortgage-Backed Securities — 9.6%
1301 Trust,
Series 2025-1301, Class A, 144A
5.059%(cc)	08/11/42		4,600	4,610,913
ARES Trust,
Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.173%(c)	04/15/42		2,240	2,240,000
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		9,151	9,067,455
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,104	4,058,846
Series 2017-BNK06, Class A4
3.254%	07/15/60		808	799,243
Series 2017-BNK08, Class A3
3.229%	11/15/50		2,016	1,978,371
Series 2019-BN18, Class A3
3.325%	05/15/62		1,500	1,447,202
Series 2020-BN29, Class A3
1.742%	11/15/53		982	868,801
BANK5,
Series 2024-05YR9, Class A3
5.614%	08/15/57		7,100	7,298,498
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,155,088
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	501,414
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	419,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-ETC, Class D, 144A
3.609%(cc)	08/14/36	1,560	$1,513,695
Series 2019-C03, Class A3
3.319%	05/15/52	3,250	3,141,982
Series 2019-C04, Class A4
2.661%	08/15/52	2,603	2,485,479
Series 2024-05C27, Class A3
6.014%	07/15/57	3,950	4,097,624
Series 2024-C24, Class XB, IO
1.332%(cc)	02/15/57	27,150	2,274,472
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	2,874	2,823,915
Series 2020-B18, Class A4
1.672%	07/15/53	2,900	2,584,258
Series 2020-B21, Class A4
1.704%	12/17/53	1,000	895,958
Series 2020-IG01, Class A3
2.687%	09/15/43	5,000	4,361,894
Series 2023-B40, Class A2
6.930%	12/15/56	2,670	2,782,033
Series 2023-V02, Class A3
5.812%(cc)	05/15/55	7,000	7,150,060
Series 2023-V03, Class A3
6.363%(cc)	07/15/56	6,000	6,205,877
Series 2024-V08, Class A3
6.189%(cc)	07/15/57	6,400	6,655,093
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.223%(c)	06/15/42	800	797,448
BMO Mortgage Trust,
Series 2024-05C05, Class XB, IO
0.386%(cc)	02/15/57	188,084	2,238,726
BPR Trust,
Series 2023-BRK02, Class A, 144A
6.899%(cc)	10/05/38	2,300	2,352,890
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	6,460	6,540,774
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class E, 144A, 1 Month SOFR + 2.311% (Cap N/A, Floor 2.197%)
5.984%(c)	11/15/38	2,503	2,501,064
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)
5.364%(c)	08/15/41	2,949	2,951,418
Series 2024-MDHS, Class A, 144A, 1 Month SOFR + 1.641% (Cap N/A, Floor 1.641%)
5.314%(c)	05/15/41	2,243	2,242,818
Series 2025-BCAT, Class D, 144A, 1 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)
6.323%(c)	08/15/42	3,833	3,840,337
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)
5.116%(c)	04/15/40	2,720	2,720,349

A4

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.373%(c)	01/15/39	4,500	$4,497,188
Series 2025-ARIA, Class A, 144A
5.031%(cc)	12/13/42	4,750	4,775,010
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)
4.816%(c)	03/15/30	6,608	6,574,588
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	3,433	3,377,752
Series 2019-CD08, Class A3
2.657%	08/15/57	1,909	1,799,113
CFK Trust,
Series 2020-MF02, Class A, 144A
2.387%	03/15/39	4,040	3,772,590
CIP Commercial Mortgage Trust,
Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.073%(c)	10/15/37	3,000	2,998,125
Citigroup Commercial Mortgage Trust,
Series 2016-P05, Class A3
2.684%	10/10/49	1,014	1,008,299
Series 2020-GC46, Class A2
2.708%	02/15/53	1,126	1,063,597
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,188	2,178,790
Series 2017-COR02, Class A2
3.239%	09/10/50	3,829	3,795,127
Series 2024-277P, Class A, 144A
6.338%	08/10/44	1,100	1,146,606
Series 2024-277P, Class X, IO, 144A
0.661%(cc)	08/10/44	3,600	79,632
DBJPM,
Series 2017-C06, Class A4
3.071%	06/10/50	3,486	3,440,996
FHLMC Multifamily Structured Pass-Through Certificates,
Series KG03, Class X1, IO
1.361%(cc)	06/25/30	28,378	1,303,380
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, 144A, 1 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.123%(c)	12/15/39	2,200	2,199,313
GS Mortgage Securities Corp. Trust,
Series 2024-RVR, Class A, 144A
4.852%(cc)	08/10/41	4,800	4,828,227
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2
3.164%	05/10/50	3,141	3,104,884
Series 2019-GC38, Class A3
3.703%	02/10/52	5,800	5,685,656
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	1,116	1,105,967
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C07, Class A4
3.147%	10/15/50	3,302	$3,247,379
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	5,000	4,768,650
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	2,750	2,716,725
Series 2017-HR02, Class A3
3.330%	12/15/50	5,445	5,349,707
Series 2019-L03, Class A3
2.874%	11/15/52	1,038	987,137
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	4,000	4,121,665
Series 2023-02, Class A2
6.890%	12/15/56	3,507	3,647,078
New York City Housing Development Corp.,
Series 2024-08SPR, Class A
5.458%	12/15/43	8,530	8,680,592
RFR Trust,
Series 2025-SGRM, Class A, 144A
5.379%(cc)	03/11/41	5,600	5,666,053
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41	4,100	4,168,010
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41	1,230	1,267,469
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41	2,760	2,868,150
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	140	139,509
SLG Commercial Mortgage Trust,
Series 2026-PAT, Class A, 144A
4.451%(cc)	02/15/39	5,145	5,102,735
SLG Office Trust,
Series 2026-OMA, Class A, 144A
4.965%(cc)	04/15/41	3,600	3,600,715
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50	1,336	1,321,095
Series 2017-C07, Class A3
3.418%	12/15/50	3,749	3,704,959
Series 2018-C10, Class A3
4.048%	05/15/51	1,880	1,856,787
Series 2019-C17, Class A3
2.669%	10/15/52	2,610	2,473,313
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class A3
2.674%	07/15/48	1,610	1,606,910
Series 2017-C40, Class A3
3.317%	10/15/50	1,370	1,354,732

A5

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C54, Class A3
2.892%	12/15/52	1,152	$1,091,385

Total Commercial Mortgage-Backed Securities (cost $238,418,839)			236,079,581
Corporate Bonds — 31.8%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	2,770	2,437,437
3.400%	04/15/30	385	368,909
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	30	28,219
3.250%	02/01/28	1,700	1,665,979
3.375%	06/15/46	1,375	946,983
3.500%	03/01/39	20	16,080
3.900%	05/01/49	2,365	1,727,120
3.950%	08/01/59	1,450	997,149
5.805%	05/01/50	980	945,991
5.930%	05/01/60	1,600	1,540,268
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	865	893,026
7.500%	02/01/29	60	62,226
General Dynamics Corp.,
Gtd. Notes
1.150%	06/01/26	20	19,901
3.500%	04/01/27	30	29,846
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	1,133	1,119,380
4.950%	03/16/36	940	932,585
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	40	37,754
4.400%	06/15/28	37	37,007
4.400%	06/15/28	15	15,005
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	10	6,234
4.500%	05/15/36	30	29,138
RTX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/27	5	4,964
			13,861,201
Agriculture — 0.9%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	34,739
3.875%	09/16/46	10	7,353
5.950%	02/14/49	30	29,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	1,570	$1,506,283
2.726%	03/25/31	10	9,110
3.462%	09/06/29	10	9,635
3.557%	08/15/27	422	417,396
4.390%	08/15/37	3,000	2,728,097
4.540%	08/15/47	14	11,325
5.834%	02/20/31	1,260	1,318,143
6.343%	08/02/30	960	1,023,399
7.750%	10/19/32	1,500	1,719,435
BAT International Finance PLC (United Kingdom),
Gtd. Notes
5.931%	02/02/29	311	322,752
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN
5.875%	07/01/34	2,721	2,791,984
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30	6,085	6,211,646
5.500%	09/07/30	2,125	2,205,132
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	533	547,557
			20,893,068
Airlines — 0.4%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26	50	49,750
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	1,061	1,045,913
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	30	28,711
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29	10	9,628
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	4,084	4,076,103
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	3,355	3,366,560
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	33	32,888
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	44	40,256
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29	42	42,974

A6

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	03/01/29	1,190	$1,167,621
5.375%	03/01/31	1,020	998,965
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	195	191,159
			11,050,528
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	675	624,895
Auto Manufacturers — 1.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
4.500%	08/11/30	5,295	5,231,155
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	1,740	1,727,096
2.900%	02/16/28	275	264,023
5.113%	05/03/29	1,745	1,729,479
5.125%	11/05/26	735	735,405
5.800%	03/08/29	2,230	2,256,149
5.850%	05/17/27	1,000	1,007,343
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	840	804,485
5.150%	04/01/38	65	60,885
General Motors Financial Co., Inc.,
Jr. Sub. Notes, Series C
5.700%(ff)	09/30/30(oo)	5	4,903
Sr. Unsec’d. Notes
2.350%	01/08/31	20	17,819
2.400%	04/10/28	1,065	1,021,294
2.400%	10/15/28	1,180	1,118,370
2.700%	08/20/27	38	37,074
3.100%	01/12/32	20	17,946
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	10/15/27	15	14,510
5.400%	06/23/32(a)	280	284,671
Sr. Unsec’d. Notes, 144A, MTN
1.800%	01/10/28	15	14,291
4.800%	01/10/33(a)	1,255	1,221,144
5.300%	01/08/30	7,210	7,325,401
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
1.850%	09/16/26	54	53,068
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.150%	08/13/27	25	24,032
1.900%	04/06/28	50	47,900
2.150%	02/13/30	10	9,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	3,260	$3,309,472
6.200%	11/16/28	4,000	4,130,380
			32,467,483
Auto Parts & Equipment — 0.2%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
4.150%	05/01/52	20	15,009
5.150%	09/13/34(a)	1,320	1,328,014
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	150	153,375
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	290	296,017
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	160	162,328
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	265	265,330
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,725	3,719,363
			5,939,436
Banks — 7.8%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	1,000	1,021,828
Sub. Notes
2.749%	12/03/30	1,000	894,629
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	2,280	2,284,693
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27	45	44,625
2.299%(ff)	07/21/32	20	17,647
2.572%(ff)	10/20/32	10	8,902
2.687%(ff)	04/22/32	2,565	2,326,665
3.419%(ff)	12/20/28	10	9,824
5.288%(ff)	04/25/34	7,795	7,886,924
5.819%(ff)	09/15/29	7,630	7,870,590
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	740	732,185
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	50	44,558
1.922%(ff)	10/24/31	20	17,719
2.496%(ff)	02/13/31	92	85,039
2.676%(ff)	06/19/41	1,825	1,307,788
3.824%(ff)	01/20/28	3,410	3,392,764
3.974%(ff)	02/07/30	685	675,482
4.078%(ff)	04/23/40	625	543,111
4.271%(ff)	07/23/29	945	941,094

A7

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	5,020	$4,551,816
Sub. Notes, Series L, MTN
4.183%	11/25/27	50	49,812
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series H
7.166%(ff)	06/20/26(oo)	15	15,040
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.279%(ff)	11/24/27	1,245	1,225,896
4.837%(ff)	09/10/28	1,200	1,203,832
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	2,200	2,111,709
2.871%(ff)	04/19/32	1,815	1,647,658
Sub. Notes, 144A
5.906%(ff)	11/19/35	2,365	2,393,910
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
2.045%(ff)	10/19/27	2,595	2,558,761
6.293%(ff)	01/14/36	1,960	2,051,202
Sr. Non-Preferred Notes, 144A, MTN
3.500%	10/23/27	300	295,294
Sub. Notes, 144A, MTN
4.875%	04/01/26	380	380,000
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	1,000	992,790
5.750%	05/05/26	600	600,908
5.875%	04/30/29	800	834,951
Citigroup, Inc.,
Jr. Sub. Notes
6.625%(ff)	02/15/31(oo)	860	859,921
Jr. Sub. Notes, Series GG
6.875%(ff)	08/15/30(oo)	3,430	3,448,132
Jr. Sub. Notes, Series Y
4.150%(ff)	11/15/26(oo)	25	24,616
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	875	783,010
2.572%(ff)	06/03/31	70	64,193
2.666%(ff)	01/29/31	1,225	1,136,166
2.976%(ff)	11/05/30	20	18,881
3.057%(ff)	01/25/33	10	9,029
3.668%(ff)	07/24/28	30	29,688
3.785%(ff)	03/17/33	1,160	1,087,776
3.887%(ff)	01/10/28	1,725	1,716,694
3.980%(ff)	03/20/30	20	19,682
4.542%(ff)	09/19/30	6,269	6,247,424
4.952%(ff)	05/07/31	1,480	1,489,307
Sub. Notes
4.450%	09/29/27	2,735	2,734,490
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	5,175	5,232,637
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes, EMTN
1.750%(ff)	11/19/30	EUR	100	$107,296
Sub. Notes
3.742%(ff)	01/07/33		2,415	2,187,001
Fifth Third Bancorp,
Sr. Unsec’d. Notes
6.339%(ff)	07/27/29		4,000	4,147,613
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		950	940,227
Sr. Unsec’d. Notes
1.948%(ff)	10/21/27		50	49,314
1.992%(ff)	01/27/32		20	17,564
2.383%(ff)	07/21/32		1,480	1,305,785
2.600%	02/07/30		35	32,557
2.615%(ff)	04/22/32		4,715	4,235,935
2.650%(ff)	10/21/32		10	8,875
2.908%(ff)	07/21/42		25	17,615
3.436%(ff)	02/24/43		35	26,280
3.691%(ff)	06/05/28		50	49,542
3.814%(ff)	04/23/29		1,080	1,065,111
5.541%(ff)	01/21/47		830	790,526
6.484%(ff)	10/24/29		3,230	3,380,125
Sr. Unsec’d. Notes, GMTN, 3 Month SOFR + 2.012%
5.683%(c)	10/28/27		21	21,155
Sr. Unsec’d. Notes, MTN
4.800%	07/08/44		20	17,645
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.279%(ff)	03/10/37		3,255	3,189,555
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		545	565,077
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.420%(ff)	03/23/37		3,478	3,458,503
6.114%(ff)	09/11/34		870	918,591
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.437%(c)	07/01/26(oo)		1,350	1,350,588
Jr. Sub. Notes, Series KK
3.650%(ff)	06/01/26(oo)		1,860	1,851,703
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27		785	783,718
1.953%(ff)	02/04/32		130	114,553
2.069%(ff)	06/01/29		50	47,568
2.545%(ff)	11/08/32		1,135	1,009,484
2.580%(ff)	04/22/32		1,775	1,605,104
2.947%(ff)	02/24/28		1,715	1,693,181
3.300%	04/01/26		1,110	1,110,000
3.782%(ff)	02/01/28		1,235	1,228,457
3.897%(ff)	01/23/49		10	7,675
3.964%(ff)	11/15/48		985	764,507
4.005%(ff)	04/23/29		1,200	1,189,813
4.452%(ff)	12/05/29		17	17,020

A8

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.502%(ff)	01/24/36	4,790	$4,901,855
5.581%(ff)	04/22/30	2,050	2,112,612
Sub. Notes
4.125%	12/15/26	40	39,935
5.576%(ff)	07/23/36	75	76,002
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
5.110%	12/08/26	360	361,985
Morgan Stanley,
Sr. Unsec’d. Notes
5.449%(ff)	07/20/29	860	875,776
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	15	14,862
2.239%(ff)	07/21/32	5,518	4,831,745
2.699%(ff)	01/22/31	2,640	2,452,115
4.431%(ff)	01/23/30	1,340	1,332,984
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,015	879,335
1.928%(ff)	04/28/32	193	167,279
2.511%(ff)	10/20/32	1,590	1,404,157
2.943%(ff)	01/21/33	1,470	1,321,233
3.125%	07/27/26	2,725	2,715,316
5.250%(ff)	04/21/34	8,555	8,583,158
5.831%(ff)	04/19/35	965	1,001,639
Sub. Notes
2.484%(ff)	09/16/36	20	17,205
Sub. Notes, GMTN
4.350%	09/08/26	756	755,887
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30	2,460	2,434,426
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.582%(ff)	06/12/29	2,390	2,449,453
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28	2,210	2,178,154
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32	1,500	1,343,790
3.337%(ff)	01/21/33	1,330	1,199,428
5.519%(ff)	01/19/28	2,390	2,405,552
Sr. Non-Preferred Notes, 144A, MTN
5.500%(ff)	04/13/29	4,215	4,272,186
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.364%	07/12/27	50	49,414
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	995	1,057,126
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)	30	29,338
Jr. Sub. Notes, Series J
5.300%(ff)	04/15/27(oo)	25	24,866
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	1,695	$1,553,425
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
3.127%(ff)	06/03/32	1,225	1,121,853
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	2,690	2,019,765
5.389%(ff)	04/24/34	12,985	13,171,248
6.303%(ff)	10/23/29	3,690	3,844,305
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	58,564
2.572%(ff)	02/11/31	3,525	3,261,667
Sub. Notes, MTN
4.100%	06/03/26	20	19,989
			191,566,184
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	31	30,208
4.900%	02/01/46	4,294	3,876,429
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	30	28,979
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	10	8,726
1.650%	06/01/30	10	9,040
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30(a)	70	65,529
			4,018,911
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.875%	03/01/53	15	12,958
5.150%	11/15/41	16	15,199
5.600%	03/02/43	3,180	3,138,189
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/50	10	6,209
2.950%	03/01/27	7	6,927
4.750%	03/01/46	10	8,870
			3,188,352
Building Materials — 0.3%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	1,250	731,252
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	15	12,926

A9

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	2,795	$2,842,930
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	675	458,172
Johnson Controls International PLC/Tyco Fire & Security Finance SCA,
Sr. Unsec’d. Notes
1.750%	09/15/30	20	17,716
Owens Corning,
Sr. Unsec’d. Notes
5.500%	06/15/27(a)	1,470	1,488,161
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	960	975,763
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	180	182,836
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,045	1,037,526
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	14,391
			7,761,673
Chemicals — 0.5%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,400	1,366,316
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
4.500%	01/10/28	214	101,864
4.500%	01/31/30	271	125,676
8.500%	01/12/31	3,385	1,624,800
Celanese US Holdings LLC,
Gtd. Notes
6.850%	11/15/28	437	454,456
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	530	472,989
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 144A
4.725%	11/15/28	1,126	1,129,832
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.900%	06/01/43	870	770,887
5.250%	01/15/45	305	278,152
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	1,230	1,119,300
6.750%	05/02/34	1,385	1,442,311
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	460	457,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30		20	$18,295
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		420	414,137
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		2,410	2,410,844
				12,187,159
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30		1,175	1,193,066
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,300	1,270,100
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		455	405,839
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		1,330	1,343,827
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	785	900,546
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		770	877,974
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		30	28,296
4.550%	03/15/28		1,145	1,140,041
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31		730	719,409
6.000%	03/15/34		135	130,453
7.000%	06/15/30		585	600,330
7.250%	06/15/33(a)		260	266,948
S&P Global, Inc.,
Gtd. Notes
4.250%	05/01/29		60	59,840
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32(a)		310	309,646
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		50	45,861
3.875%	02/15/31		392	368,667
4.875%	01/15/28		1,200	1,195,075
5.250%	01/15/30		475	472,905

A10

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Southern California,
Sr. Unsec’d. Notes
4.976%	10/01/53(a)	1,690	$1,546,542
			12,875,365
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.400%	08/05/28	29	27,393
1.650%	02/08/31	55	49,069
2.375%	02/08/41	40	28,352
2.950%	09/11/49	25	16,416
3.350%	02/09/27	70	69,684
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	230	226,036
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	966	1,033,973
			1,450,923
Diversified Financial Services — 0.7%
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	10	9,878
Blackstone Private Credit Fund,
Sr. Sec’d. Notes
5.610%	05/03/27^	1,100	1,089,360
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.800%	01/31/28	5	4,942
Sub. Notes
2.359%(ff)	07/29/32	45	38,817
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	20	18,507
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(oo)	35	34,766
Citadel Securities Global Holdings LLC,
Sr. Sec’d. Notes, 144A
5.125%	01/27/32	2,745	2,723,240
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	450	420,688
LPL Holdings, Inc.,
Gtd. Notes
6.750%	11/17/28	3,170	3,320,167
LSEG US Fin Corp. (United Kingdom),
Gtd. Notes, 144A
5.297%	03/28/34(a)	2,155	2,165,045
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.900%	03/15/31	15	13,353
3.850%	03/26/50	20	15,198
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)	515	$458,420
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.850%	04/15/34	965	997,101
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	575	546,664
6.625%	05/15/29	665	668,105
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	1,850	1,754,535
7.875%	12/15/29	610	625,188
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28(a)	400	414,136
Rocket Cos., Inc.,
Gtd. Notes, 144A
6.500%	08/01/29	125	126,553
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
2.875%	10/15/26	2,510	2,480,455
Visa, Inc.,
Sr. Unsec’d. Notes
1.100%	02/15/31	10	8,659
			17,933,777
Electric — 2.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	74,260
AES Corp. (The),
Sr. Unsec’d. Notes
2.450%	01/15/31	15	13,286
Sr. Unsec’d. Notes, 144A
3.950%	07/15/30	5	4,781
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	304	231,700
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	33,264
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	44,890
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	10	8,966
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	25	21,732
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	25	22,533

A11

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.250%	06/15/31	5	$4,474
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.250%	10/15/50	20	15,578
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	32	30,135
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.000%	05/15/26	20	19,961
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,325	1,298,798
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	8,442
Sr. Unsec’d. Notes, Series C
3.000%	12/01/60	20	11,574
4.300%	12/01/56	235	182,998
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	600	592,751
5.000%	02/01/31	1,575	1,579,398
Dominion Energy South Carolina, Inc.,
First Mortgage
4.600%	06/15/43	2,025	1,753,283
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	9,557
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	9,195
Duke Energy Carolinas LLC,
First Mortgage
3.950%	11/15/28	40	39,703
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30	5	4,608
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	44,787
2.500%	12/01/29	75	70,357
3.850%	11/15/42	25	19,981
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	10	6,075
5.400%	04/01/53	3,500	3,263,626
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	30	27,325
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	45	44,042
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	2,325	$2,367,247
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	120	105,120
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	895	901,992
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	1,762	1,775,766
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	209	219,162
Sr. Unsec’d. Notes, MTN
8.450%	08/10/28	1,959	2,054,247
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	39,151
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	4,996
4.050%	04/15/30	25	24,499
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	4	3,413
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	265,515
Florida Power & Light Co.,
First Mortgage
2.875%	12/04/51	5	3,118
3.150%	10/01/49	36	24,154
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	95	89,872
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	1,150	1,265,006
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	48,905
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	680	666,400
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	3,050	2,526,477
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	5	3,308
3.650%	04/15/29	20	19,645
3.650%	08/01/48	20	14,647
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	1,050	1,003,631

A12

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		20	$19,839
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.900%	06/15/28		15	14,230
2.250%	06/01/30(a)		20	18,230
2.440%	01/15/32		11	9,700
3.000%	01/15/52		58	35,808
Northern States Power Co.,
First Mortgage
2.250%	04/01/31		10	9,006
3.600%	09/15/47		10	7,394
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		150	138,530
3.875%	02/15/32		3,225	2,959,191
5.250%	06/15/29		200	198,241
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		325	350,997
Sr. Sec’d. Notes, 144A
2.450%	12/02/27		1,245	1,199,282
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		25	23,173
Sr. Unsec’d. Notes, Series Q
1.625%	01/15/31		5	4,340
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51		5	2,994
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)		10	9,690
3.750%	08/15/42		50	37,445
4.000%	12/01/46		15	10,982
4.450%	04/15/42		5	4,117
4.750%	02/15/44		75	62,593
4.950%	07/01/50		2,645	2,197,030
Sr. Sec’d. Notes
3.250%	06/01/31		1,650	1,521,804
PacifiCorp,
First Mortgage
3.300%	03/15/51		390	241,616
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		25	15,412
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	324	329,133
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55		225	226,266
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48		20	14,756
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	90	$98,978
Public Service Co. of Colorado,
First Mortgage
5.350%	05/15/34(a)	4,500	4,580,067
First Mortgage, Series 34
3.200%	03/01/50	5	3,317
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	45	23,816
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	35	30,805
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	44,379
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	15,657
5.350%	05/15/35	40	40,244
First Mortgage, Series WWW
2.950%	08/15/51	5	3,131
Sr. Sec’d. Notes, Series VVV
1.700%	10/01/30	10	8,851
Sempra,
Sr. Unsec’d. Notes
4.000%	02/01/48	5	3,717
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	19,975
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	35	31,684
2.850%	08/01/29	40	37,728
3.650%	02/01/50	25	17,223
First Mortgage, Series 20A
2.950%	02/01/51	5	3,006
First Mortgage, Series A
4.200%	03/01/29	20	19,777
First Mortgage, Series G
2.500%	06/01/31	10	8,929
First Mortgage, Series H
3.650%	06/01/51	5	3,424
First Ref. Mortgage
5.500%	03/15/40	10	9,634
First Ref. Mortgage, Series C
4.125%	03/01/48	50	37,614
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	21,682
Tampa Electric Co.,
Sr. Unsec’d. Notes
3.450%	03/15/51	40	27,666

A13

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Toledo Edison Co. (The),
First Mortgage, 144A
2.650%	05/01/28		10	$9,531
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50(a)		1,500	1,130,999
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.450%	02/15/44		15	12,608
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		2,050	2,051,039
8.000%(ff)	10/15/26(oo)		2,325	2,344,149
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,050	2,207,043
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		600	598,517
5.625%	02/15/27		550	549,965
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		2,000	1,986,596
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		720	742,945
				49,304,826
Electrical Components & Equipment — 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		205	203,706
5.500%	04/15/34		220	216,840
6.375%	03/15/29		395	402,063
6.625%	03/15/32		225	230,135
7.250%	06/15/28		450	452,556
				1,505,300
Electronics — 0.0%
TD SYNNEX Corp.,
Sr. Unsec’d. Notes
2.650%	08/09/31		25	22,169
Engineering & Construction — 0.5%
AECOM,
Gtd. Notes, 144A
6.000%	08/01/33		90	89,923
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	2,800	2,952,841
GMR Hyderabad International Airport Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	10/27/27		345	338,483
Jacobs Solutions, Inc.,
Gtd. Notes
4.750%	03/03/31		3,445	3,396,189
MasTec, Inc.,
Sr. Unsec’d. Notes
5.900%	06/15/29		380	392,451
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	201	$196,086
4.250%	10/31/26	605	603,094
5.500%	10/31/46	415	345,496
5.500%	07/31/47	3,780	3,140,802
			11,455,365
Entertainment — 0.3%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29	4,000	3,849,320
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	400	405,218
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	325	303,329
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31	400	388,620
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	800	798,557
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	915	952,722
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33	340	336,950
7.125%	02/15/31	360	378,202
			7,412,918
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31	200	207,010
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	20	19,882
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	34,324
			261,216
Foods — 0.9%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31	125	123,640
5.625%	03/31/32	900	885,592
5.750%	03/31/34	175	171,275
6.500%	02/15/28	375	379,862
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27	1,500	1,446,473
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	250	246,237

A14

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31(a)	EUR	1,572	$1,712,519
8.125%	05/14/30	GBP	1,368	1,668,093
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	775	843,991
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30		10	8,993
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.750%	04/01/33		1,998	2,059,591
Sr. Unsec’d. Notes, 144A
5.625%	03/10/37		2,410	2,413,911
Mars, Inc.,
Gtd. Notes, 144A
4.125%	04/01/54		415	322,529
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		3,045	3,072,691
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31		30	25,939
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		125	120,133
6.375%	03/01/33(a)		390	384,777
Smithfield Foods, Inc.,
Gtd. Notes, 144A
2.625%	09/13/31		1,858	1,633,501
5.200%	04/01/29		3,726	3,766,655
				21,286,402
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
0.950%	05/15/26		40	39,802
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
1.500%	01/15/31		55	48,061
2.625%	09/15/29		15	14,213
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30		10	8,871
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31		120	104,346
3.600%	05/01/30		36	34,713
4.800%	02/15/44		120	104,713
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34		20	18,649
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50		45	33,568
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,050	$882,596
				1,249,730
Healthcare-Products — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31		45	40,344
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,300	1,258,155
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27	EUR	510	578,608
3.650%	03/07/28		30	29,670
				1,906,777
Healthcare-Services — 1.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49		20	14,099
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37		1,900	2,051,694
AHS Hospital Corp.,
Sr. Unsec’d. Notes, Series 2021
2.780%	07/01/51		10	6,116
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		20	15,744
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
2.839%	11/15/50		10	6,283
Cigna Group (The),
Gtd. Notes
3.875%	10/15/47		20	15,006
Sr. Unsec’d. Notes
2.375%	03/15/31		990	889,875
2.400%	03/15/30		122	112,715
3.200%	03/15/40		1,745	1,350,328
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43		20	19,600
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		5	4,610
3.910%	10/01/50		5	3,682
4.187%	10/01/49		30	23,250
5.205%	12/01/31		4,015	4,091,221
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,000	961,466
6.875%	09/01/32		620	636,058

A15

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	25	$19,647
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43	385	333,295
HCA, Inc.,
Gtd. Notes
7.500%	11/06/33	500	565,743
Gtd. Notes, MTN
7.750%	07/15/36	500	569,785
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.809%	05/08/27	2,060	2,071,446
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021
3.002%	06/01/51	10	6,407
Laboratory Corp. of America Holdings,
Gtd. Notes
2.950%	12/01/29	25	23,688
4.350%	04/01/30	6,155	6,102,435
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	1,375	1,324,171
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	20,118
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032
2.044%	01/01/32	10	8,705
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	46,713
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	46,846
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	6	5,469
3.361%	08/15/50	4	2,778
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	400	388,641
4.375%	01/15/30	1,900	1,839,527
4.625%	06/15/28	435	431,321
5.125%	11/01/27	75	74,933
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	575	569,771
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	22,132
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	12,456
3.050%	05/15/41	895	663,235
3.250%	05/15/51	5	3,294
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.500%	08/15/39	25	$20,257
3.950%	10/15/42	220	178,067
4.450%	12/15/48	10	8,158
4.500%	04/15/33	840	820,417
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	10/15/30	25	22,502
			26,403,704
Holding Companies-Diversified — 0.2%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	4,190	4,073,136
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	175	175,447
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	45	44,508
			219,955
Home Furnishings — 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/30	195	190,312
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	240	231,111
6.625%	05/15/32	115	109,930
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	355	367,107
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32	950	883,718
			1,591,866
Insurance — 0.5%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	1,955	1,940,166
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	700	726,731
8.375%	02/01/34	885	862,013
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/50	20	13,269
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	12/07/33	6,210	6,483,008
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,030	745,601

A16

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40	405	$439,799
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	350	313,254
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	5	4,522
2.375%	12/15/31	15	13,330
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	150	130,801
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	14,303
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,350	1,483,294
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.000%	05/12/50	15	11,328
			13,181,419
Internet — 0.5%
Airbnb, Inc.,
Sr. Unsec’d. Notes
4.650%	03/16/31(a)	1,225	1,222,795
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.100%	08/15/30	20	17,593
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.000%	05/12/26	100	99,634
1.200%	06/03/27	20	19,364
2.100%	05/12/31	30	26,869
2.500%	06/03/50	25	14,551
3.150%	08/22/27	45	44,457
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28	25	24,101
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	9,915	10,211,194
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	326	317,315
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26	18	18,020
			12,015,893
Investment Companies — 0.1%
Apollo Debt Solutions BDC,
Sr. Unsec’d. Notes, 144A
5.700%	01/23/31	1,130	1,104,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies (cont’d.)
Goldman Sachs Private Credit Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	01/31/31	2,495	$2,422,459
			3,526,877
Iron/Steel — 0.1%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	1,135	1,178,981
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	515	515,001
7.375%	05/01/33	250	244,658
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	215	213,170
6.000%	12/15/35	265	261,363
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	100	101,684
9.250%	10/01/28	910	942,123
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.250%	10/15/50	5	3,266
3.450%	04/15/30	5	4,781
			3,465,027
Leisure Time — 0.2%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	610	603,223
5.750%	03/15/30	550	552,948
5.750%	08/01/32	1,120	1,120,000
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	850	829,840
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	49,328
6.750%	02/01/32	15	14,888
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	475	476,729
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	575	581,187
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	625	621,625
			4,849,768
Lodging — 0.2%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	29,862

A17

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	1,092	$1,087,987
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	1,600	1,574,110
5.500%	04/15/27	700	702,044
6.500%	04/15/32(a)	510	514,140
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	400	402,736
			4,310,879
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	04/09/30	10	9,381
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	650	675,319
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	10	9,549
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,400	1,457,186
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	30	30,083
			2,172,137
Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	925	912,516
Sr. Unsec’d. Notes
4.500%	05/01/32	450	402,370
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	4,667
4.750%	03/01/30	8	7,588
5.125%	05/01/27	124	124,023
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	40	37,375
2.300%	02/01/32(a)	74	63,422
2.800%	04/01/31	72	64,619
3.500%	06/01/41	45	31,540
3.500%	03/01/42	50	34,202
5.050%	03/30/29	85	85,426
5.250%	04/01/53(a)	535	419,322
5.375%	05/01/47	20	16,088
6.484%	10/23/45	1,140	1,050,067
6.550%	06/01/34	20	20,751
6.650%	02/01/34	6,100	6,360,586
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27		30	$29,570
2.650%	02/01/30		10	9,366
2.937%	11/01/56		26	14,435
3.250%	11/01/39		35	26,948
3.900%	03/01/38		25	21,484
3.999%	11/01/49		85	61,646
Gtd. Notes, 144A
5.168%	01/15/37		128	124,684
Cox Communications, Inc.,
Gtd. Notes, 144A
2.950%	10/01/50		60	32,313
5.450%	09/01/34		1,290	1,238,374
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27		65	64,106
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,000	587,226
4.125%	12/01/30		200	119,921
5.375%	02/01/28		400	296,107
5.500%	04/15/27		850	737,644
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	354,826
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		325	290,441
7.375%	07/01/28		200	193,978
7.750%	07/01/26		3,250	3,241,126
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		2,525	2,601,305
NBCUniversal Media LLC,
Gtd. Notes
4.450%	01/15/43		10	8,306
Sirius XM Radio LLC,
Gtd. Notes, 144A
4.000%	07/15/28		15	14,496
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		2,035	1,751,230
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
1.850%	07/30/26		30	29,767
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	900	1,028,755
4.250%	01/15/30	GBP	1,300	1,514,715
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30		85	83,458
				24,110,789

A18

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.3%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31	505	$545,098
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	464	463,465
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	310	307,675
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.375%	02/15/36	1,310	1,253,415
7.250%	02/15/34	1,980	2,004,592
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31	14	13,232
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
5.315%	04/14/32	450	447,809
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	180	180,082
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	325	335,533
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
5.350%	03/15/34	1,200	1,234,441
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	210	198,897
6.375%	08/15/33	530	519,817
6.875%	01/30/30	480	484,223
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	45	44,912
			8,033,191
Miscellaneous Manufacturing — 0.0%
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	49,590
Textron, Inc.,
Sr. Unsec’d. Notes
2.450%	03/15/31	64	57,675
			107,265
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	200	204,540
6.000%	04/26/27	1,000	1,020,479
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes
6.950%	08/01/26	1,500	1,510,646
			2,735,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	20	$19,765
3.276%	12/01/28	25	24,005
4.250%	04/01/28	3,390	3,348,209
			3,391,979
Oil & Gas — 1.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	3,775	3,442,776
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28	4,000	4,069,088
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30	1,250	1,255,952
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	179	208,852
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	195	198,117
BP Capital Markets America, Inc.,
Gtd. Notes
1.749%	08/10/30	10	8,947
2.772%	11/10/50(a)	145	88,957
2.939%	06/04/51	1,905	1,200,260
3.060%	06/17/41	7	5,273
3.379%	02/08/61	5	3,231
4.234%	11/06/28	50	50,017
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	10	9,370
5.000%	12/15/29	1,845	1,870,346
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52	340	236,433
5.250%	06/15/37	12	11,557
5.400%	06/15/47	1,325	1,195,110
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	19,975
Chevron USA, Inc.,
Gtd. Notes
1.018%	08/12/27	10	9,597
3.850%	01/15/28	10	9,966
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	10	9,846
Coterra Energy Operating Co.,
Sr. Unsec’d. Notes
4.375%	03/15/29(a)	10	9,544
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	1,625	1,647,863

A19

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.250%	10/15/27		15	$14,998
5.600%	07/15/41		870	842,062
Devon OEI Operating LLC,
Sr. Unsec’d. Notes
7.500%	09/15/27		20	20,696
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		20	19,872
5.750%	04/18/54		960	909,070
6.250%	03/15/33		3,327	3,552,472
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		497	497,298
8.625%	01/19/29		2,520	2,659,482
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		525	511,569
5.375%	02/01/29		700	699,996
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
4.114%	03/01/46		25	20,605
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		45	45,014
5.600%	02/15/41		15	15,272
7.300%	08/15/31		5	5,651
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33		858	893,896
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/19/27		200	199,122
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		50	50,182
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.250% (Cap N/A, Floor 2.000%)
8.917%(c)	09/30/29^		243	239,595
8.917%(c)	09/30/29^		292	287,513
8.917%(c)	09/30/29^		243	239,594
8.917%(c)	09/30/29^		73	71,877
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		675	675,672
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	880	1,167,680
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)		20	19,129
6.500%	01/23/29		600	601,554
6.625%	06/15/38		116	104,400
6.700%	02/16/32		2,100	2,055,375
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.840%	01/23/30		630	$632,142
10.000%	02/07/33		2,120	2,415,210
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	678	770,344
Gtd. Notes, MTN
6.750%	09/21/47		175	139,729
8.750%	06/02/29		2,092	2,199,529
Phillips 66,
Gtd. Notes
2.150%	12/15/30		53	47,509
Phillips 66 Co.,
Gtd. Notes
4.680%	02/15/45		1,900	1,599,025
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		795	715,684
2.150%	01/15/31		5	4,507
Shell Finance US, Inc.,
Gtd. Notes
3.250%	04/06/50		10	6,800
4.000%	05/10/46		20	15,898
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		75	77,076
8.625%	11/01/30		1,200	1,263,986
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		385	391,380
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A
7.000%	09/15/28		1,250	1,275,318
TotalEnergies Capital International SA (France),
Gtd. Notes
3.127%	05/29/50		4	2,628
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		395	407,281
8.500%	05/15/31		620	648,576
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		845	819,342
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/28		2,000	2,087,599
				47,500,286
Oil & Gas Services — 0.0%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38		450	517,493
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30		6	5,655
				523,148

A20

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	55	$50,683
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	2,375	2,413,562
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26	10	10,002
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30	1,445	1,351,691
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	500	472,980
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	30	29,958
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	100	101,531
			4,430,407
Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	300	297,593
3.200%	11/21/29	49	47,171
4.050%	11/21/39	2,175	1,908,805
4.250%	11/14/28	50	50,132
4.550%	03/15/35	1,575	1,529,044
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
2.250%	05/28/31	8	7,181
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
0.700%	04/08/26	45	44,969
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28	430	363,195
5.000%	02/15/29	250	183,197
5.250%	01/30/30	325	212,303
5.250%	02/15/31	225	137,916
6.250%	02/15/29	875	656,250
7.000%	01/15/28	225	196,081
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	225	206,102
Becton Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	20	17,630
3.794%	05/20/50	7	5,075
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	10	6,978
CVS Health Corp.,
Jr. Sub. Notes
7.000%(ff)	03/10/55	1,420	1,461,407
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
1.750%	08/21/30	210	$185,295
2.125%	09/15/31	40	34,684
3.000%	08/15/26	12	11,938
3.750%	04/01/30	110	106,340
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	10	6,982
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	25	22,277
2.350%	06/24/40	10	7,093
2.750%	12/10/51	15	9,124
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	890	704,819
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	600	489,750
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	20	19,872
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	87	86,597
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	525	394,354
Utah Acquisition Sub, Inc.,
Gtd. Notes
3.950%	06/15/26	19	18,949
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	5	3,796
4.000%	06/22/50	1,492	976,891
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	29,722
			10,439,512
Pipelines — 2.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	775	772,532
5.750%	07/01/34	390	384,258
6.625%	02/01/32	590	603,877
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,805	1,684,606
4.450%	07/15/27	60	59,947
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	4,660	4,912,436
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	18	16,384

A21

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	$25,472
Jr. Sub. Notes, Series B
6.625%(ff)	02/15/28(oo)	10	9,959
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	895	907,880
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	1,365	1,362,394
Sr. Unsec’d. Notes
3.750%	05/15/30	60	58,004
4.200%	04/15/27	120	119,758
4.950%	06/15/28	20	20,211
5.000%	05/15/50	293	242,963
5.150%	03/15/45	55	47,967
5.300%	04/15/47	120	105,916
5.400%	10/01/47	60	53,331
5.500%	06/01/27	50	50,472
6.100%	02/15/42	5	4,951
6.125%	12/15/45	90	87,978
6.250%	04/15/49	3,633	3,562,728
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	20	20,264
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	30	28,907
3.700%	01/31/51	145	104,804
4.250%	02/15/48	45	36,254
4.850%	03/15/44	25	22,564
4.900%	05/15/46	2,115	1,888,167
Gtd. Notes, Series D
6.875%	03/01/33	10	11,222
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	30	26,398
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	5	4,383
5.400%	09/01/44	13	12,059
7.300%	08/15/33	10	11,314
Kinder Morgan, Inc.,
Gtd. Notes
1.750%	11/15/26	30	29,531
3.250%	08/01/50	782	507,626
3.600%	02/15/51	1,178	811,994
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	12,565	11,576,904
4.125%	03/01/27	30	29,919
5.200%	03/01/47	115	101,625
5.500%	02/15/49	40	36,216
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.875%	08/15/27	255	255,415
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	5	$3,350
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	1,250	1,364,142
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	75	70,730
4.200%	03/15/45	1,000	764,185
4.350%	03/15/29	100	99,380
6.250%	10/15/55	2,830	2,774,596
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,348
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	425	437,248
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	11,440
Targa Resources Corp.,
Gtd. Notes
5.500%	02/15/35	860	868,048
6.500%	03/30/34	4,934	5,334,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.500%	03/01/30	15	15,149
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	10,238
7.000%	10/15/28	10	10,609
Gtd. Notes, 144A
2.900%	03/01/30	10	9,377
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	3,540	3,482,529
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	80	76,071
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	109,336
4.125%	08/15/31	80	74,405
6.250%	01/15/30	1,450	1,482,950
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	2,680	2,667,854
Sr. Sec’d. Notes, 144A
9.500%	02/01/29	200	216,337
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A
6.125%	12/15/30	478	491,708
6.500%	01/15/34	315	328,412
6.500%	06/15/34	169	175,846
6.750%	01/15/36	315	333,303

A22

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
7.500%	05/01/33	338	$371,766
7.750%	05/01/35	551	617,690
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	5,925	5,757,301
5.250%	02/01/50	5	4,217
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	30	27,153
3.750%	06/15/27	25	24,812
4.900%	01/15/45	1,200	1,051,378
5.600%	03/15/35	8,175	8,360,624
8.750%	03/15/32	10	11,876
			68,067,688
Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	315	314,453
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5	4,050
2.000%	05/18/32	5	4,185
3.800%	04/15/26	25	24,977
5.250%	03/15/36	1,688	1,646,304
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	50	49,917
2.700%	04/15/31	90	81,712
3.600%	01/15/28	17	16,742
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	34,808
4.050%	07/01/30	1,145	1,113,741
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.500%	07/15/31	35	30,849
3.300%	07/01/30	30	28,132
4.000%	03/01/27	10	9,955
Essex Portfolio LP,
Gtd. Notes
1.650%	01/15/31	25	21,638
Global Net Lease, Inc.,
Gtd. Notes, 144A
4.500%	09/30/28	10	9,694
Global Net Lease, Inc./Global Net Lease Operating Partnership LP,
Gtd. Notes, 144A
3.750%	12/15/27	20	19,384
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	50	48,017
4.000%	01/15/31	10	9,457
5.750%	06/01/28	50	50,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak OP LLC,
Gtd. Notes
1.350%	02/01/27	15	$14,658
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	20	17,612
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	925	604,656
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	75	76,131
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	625	601,380
Prologis LP,
Sr. Unsec’d. Notes
1.750%	02/01/31	25	21,961
Realty Income Corp.,
Sr. Unsec’d. Notes
1.800%	03/15/33	15	12,361
2.100%	03/15/28	15	14,380
2.200%	06/15/28	5	4,773
2.700%	02/15/32	2,190	1,950,818
2.850%	12/15/32	530	469,852
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32	800	814,790
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29	1,275	1,208,317
Simon Property Group LP,
Sr. Unsec’d. Notes
1.750%	02/01/28	50	47,849
3.250%	11/30/26	20	19,877
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28	305	302,430
Sr. Unsec’d. Notes, 144A
6.500%	10/15/30	1,175	1,194,689
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	2,650	2,372,033
4.200%	04/15/32	4,361	4,153,280
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	2,480	2,494,553
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29	15	14,111
2.800%	06/01/31	35	32,051
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.250%	04/01/33	1,930	1,599,882
			21,246,773

A23

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		1,500	$1,406,805
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31		25	21,842
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	175	202,274
7.375%	08/31/32	GBP	225	296,321
Brinker International, Inc.,
Gtd. Notes, 144A
8.250%	07/15/30		775	812,819
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		2,025	2,108,462
9.000%	06/01/31		1,311	1,417,803
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		25	23,922
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28		10	9,955
4.875%	02/15/44		10	9,135
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		950	905,205
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28		20	18,796
1.700%	10/15/30		10	8,820
3.650%	04/05/29		30	29,352
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28		30	29,782
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31(a)		2,155	1,877,275
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		2	2,002
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		350	358,451
Tractor Supply Co.,
Sr. Unsec’d. Notes
1.750%	11/01/30		55	48,512
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29		2	1,890
				9,589,423
Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes
2.450%	02/15/31		39	35,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
3.419%	04/15/33	1,442	$1,318,980
3.469%	04/15/34	1,225	1,103,984
4.900%	07/15/32	4,660	4,701,962
5.050%	07/12/29	2,503	2,554,884
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,781	1,513,219
3.187%	11/15/36	110	91,936
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.500%	01/25/31	1,705	1,742,387
6.150%	01/25/32(a)	1,200	1,254,123
Intel Corp.,
Sr. Unsec’d. Notes
3.100%	02/15/60	10	5,501
3.900%	03/25/30	20	19,389
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	25	22,607
NVIDIA Corp.,
Sr. Unsec’d. Notes
1.550%	06/15/28	30	28,503
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
2.500%	05/11/31	65	58,400
2.650%	02/15/32	35	30,902
3.400%	05/01/30	40	38,076
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	9,841
			14,530,132
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
2.043%	08/16/28	1,300	1,231,979
4.200%	05/01/30	20	19,630
5.353%	01/15/30	3,076	3,135,686
			4,387,295
Software — 0.4%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)	855	813,172
9.250%	06/01/30	615	598,138
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.550%	03/10/29	3,040	3,025,098
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.250%	06/01/27	21	20,439
3.500%	07/01/29	40	38,323
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	10	9,942

A24

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33	220	$227,847
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34	350	366,018
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	49,791
2.950%	04/01/30	100	91,228
3.950%	03/25/51	5	3,170
4.000%	11/15/47	25	16,479
6.550%	02/04/46	635	592,855
6.700%	02/04/56	875	810,478
6.850%	02/04/66	800	734,473
Salesforce, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/28	10	9,392
6.550%	03/15/56	835	837,016
6.700%	03/15/66	590	599,061
			8,842,920
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	4,525	3,953,904
2.300%	06/01/27	75	73,336
2.550%	12/01/33	347	293,568
2.750%	06/01/31(a)	110	100,540
3.500%	06/01/41	5,500	4,263,879
3.550%	09/15/55	972	631,991
3.800%	12/01/57	13	8,759
4.250%	03/01/27	10	9,997
4.500%	05/15/35	900	852,813
4.500%	03/09/48	10	8,060
6.950%	01/15/28	10	10,415
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	880	896,111
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31	4,400	4,382,815
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30(x)	132	13
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^(x)	89	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	2,710	2,750,102
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	3,250	3,510,001
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,025	1,025,133
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		1,210	$1,262,233
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		860	875,710
7.000%	03/31/34		1,710	1,750,805
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A
5.750%	04/30/29	EUR	2,000	2,372,844
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30		109	98,189
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		2,050	2,031,489
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%
11.750%	03/01/28^(d)	GBP	482	1
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		10	9,087
2.625%	02/15/29		10	9,507
3.300%	02/15/51		5	3,271
3.750%	04/15/27		125	124,244
3.875%	04/15/30		137	133,373
4.375%	04/15/40		435	382,198
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		365	371,229
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.500%	09/18/30		75	65,780
2.355%	03/15/32		3,265	2,850,092
2.550%	03/21/31		54	49,026
2.650%	11/20/40		203	142,538
2.850%	09/03/41		10	7,029
2.875%	11/20/50		105	63,706
5.401%	07/02/37		633	630,612
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	470	580,847
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		260	272,334
				36,857,581
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51		5	3,368
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
3.500%	05/01/50		25	17,569
CSX Corp.,
Sr. Unsec’d. Notes
3.250%	06/01/27		10	9,887

A25

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.800%	03/01/28		16	$15,866
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32(a)		480	450,475
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		75	76,014
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26		14	13,966
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		2,315	2,153,560
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.799%	10/01/51		9	6,657
3.950%	08/15/59		35	25,391
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		850	875,918
				3,648,671
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26		30	29,817
5.550%	05/01/28		2,475	2,516,783
6.050%	08/01/28		1,545	1,590,130
				4,136,730

Total Corporate Bonds (cost $795,416,196)				779,167,722
Floating Rate and Other Loans — 0.9%
Auto Parts & Equipment — 0.1%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.418%(c)	01/28/32		498	495,759
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
8.506%(c)	11/17/28		1,247	1,212,264
Term B Loan, 3 Month SOFR + 5.100%
8.778%(c)	11/17/28		885	861,308
				2,569,331
Commercial Services — 0.0%
OCS Group Investments Limited (United Kingdom),
Facility B-5, SONIA + 5.250%
8.983%(c)	11/28/31	GBP	625	820,425
Holding Companies-Diversified — 0.1%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
8.167%(c)	12/19/30		1,005	974,850
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.,
New Term B-14 Loan, 1 Month SOFR + 3.750%
7.418%(c)	02/23/33		448	$432,312
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	650	748,357
				1,180,669
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		170	28,044
Metal Fabricate/Hardware — 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%
10.200%(c)	04/23/30^		396	396,990
Initial Term Loan, 3 Month SOFR + 6.500%
10.200%(c)	04/23/30^		2,636	2,642,791
				3,039,781
Retail — 0.5%
CDR Firefly Bidco PLC (United Kingdom),
Facility B-10, SONIA + 4.750%
8.489%(c)	04/29/29	GBP	1,100	1,450,340
EG Finco Ltd. (United Kingdom),
Term B Loan (EUR), 3 Month EURIBOR + 3.500%
5.392%(c)	02/10/31	EUR	5,100	5,812,425
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.877%(c)	07/01/31	EUR	3,425	3,941,288
The Boots Group (United Kingdom),
Closing Date Sterling Term Loan, SONIA + 4.500%
8.227%(c)	08/31/32	GBP	1,050	1,386,695
Wsh Services Holding, Ltd. (United Kingdom),
Facility B-5, SONIA + 4.533%
8.264%(c)	05/16/31	GBP	175	231,363
				12,822,111

Total Floating Rate and Other Loans (cost $21,563,772)				21,435,211
Municipal Bonds — 0.5%
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		30	28,881
California — 0.2%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		1,125	1,258,083
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		1,550	1,788,580

A26

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	725	$865,796
			3,912,459
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	770	778,510
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,380	1,511,188
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	14,419
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	1,175	1,358,600
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	2,050	2,421,073
			3,779,673
New York — 0.0%
Empire State Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	20	16,958
Port Authority of New York & New Jersey,
Revenue Bonds, Series 159
6.040%	12/01/29	25	26,567
			43,525
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	825	819,316
Texas — 0.0%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.236%	10/01/52	20	13,877
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	450	358,861
			372,738

Total Municipal Bonds (cost $10,203,904)			11,260,709
Residential Mortgage-Backed Securities — 4.4%
Angel Oak Mortgage Trust,
Series 2025-07, Class A1, 144A
5.509%(cc)	06/25/70	4,602	4,617,516
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Aran Funding DAC (Ireland),
Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.040%(c)	12/24/65	EUR	1,687	$1,951,534
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63		3,812	3,700,318
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)
8.654%(c)	07/01/26		778	781,444
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A
3.250%(cc)	08/25/64		431	382,430
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64		1,067	1,048,874
Series 2025-I01, Class A1, 144A
5.655%(cc)	10/25/69		2,149	2,162,824
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.592%(cc)	09/25/47		195	182,164
Series 2025-RP01, Class A1, 144A
4.018%(cc)	01/25/64		6,477	6,005,155
Series 2025-RP01, Class A2, 144A
4.018%(cc)	01/25/64		311	231,838
Series 2025-RP01, Class B1, 144A
4.018%(cc)	01/25/64		124	78,481
Series 2025-RP01, Class B2, 144A
4.018%(cc)	01/25/64		79	44,849
Series 2025-RP01, Class B3, 144A
4.018%(cc)	01/25/64		99	49,682
Series 2025-RP01, Class B4, 144A
4.179%(cc)	01/25/64		92	39,104
Series 2025-RP01, Class M1, 144A
4.018%(cc)	01/25/64		265	188,988
Series 2025-RP01, Class M2, 144A
4.018%(cc)	01/25/64		166	114,167
Series 2025-RP01, Class SA, 144A
0.000%(cc)	01/25/64		9	7,619
Series 2025-RP01, Class X, IO, 144A
0.000%(cc)	01/25/64		7,613	761
COLT Mortgage Loan Trust,
Series 2025-INV02, Class A1, 144A
5.601%(cc)	02/25/70		2,400	2,411,503
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42		260	269,867
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
6.762%(c)	06/25/43		1,400	1,451,525
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.362%(c)	07/25/44		239	239,614

A27

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	964	$921,732
Cross Mortgage Trust,
Series 2025-H02, Class A1, 144A
5.356%(cc)	03/25/70	2,340	2,342,309
Series 2025-H05, Class A1, 144A
5.509%(cc)	07/25/70	1,918	1,923,653
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.112%(c)	04/25/34	160	160,475
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	2,456	2,461,315
Fannie Mae REMIC,
Series 2011-116, Class ZA
3.500%	11/25/41	1,242	1,180,249
Series 2012-34, Class EB
4.000%	04/25/42	1,575	1,488,519
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
7.662%(c)	11/25/50	900	989,356
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
5.312%(c)	01/25/34	75	74,824
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
5.462%(c)	11/25/41	100	100,249
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.012%(c)	09/25/41	100	100,816
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41	1,020	1,023,471
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41	900	906,192
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
6.162%(c)	01/25/42	40	40,300
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.562%(c)	04/25/42	100	101,791
Series 2025-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 0.000%)
5.012%(c)	01/25/45	3,900	3,873,207
Freddie Mac REMIC,
Series 4289, Class WZ
3.000%	01/15/44	560	510,633
Series 4768, Class GA
3.500%	09/15/45	260	256,047
Series 4939, Class KT
3.000%	07/15/48	324	288,714
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45		112	$109,255
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65		2,269	2,281,459
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65		2,466	2,464,027
HOMES Trust,
Series 2026-NQM02, Class A1, 144A
5.488%(cc)	01/25/71		2,700	2,699,989
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A
5.195%(cc)	10/25/65		5,526	5,517,372
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.019%(c)	01/24/63	EUR	1,109	1,283,641
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		6,148	6,117,635
LHOME Mortgage Trust,
Series 2024-RTL04, Class A1, 144A
5.921%(cc)	07/25/39		1,000	1,002,345
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		3,200	3,210,712
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.041%(c)	05/26/66	EUR	1,626	1,875,222
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.541%(c)	05/26/66	EUR	4,200	4,815,005
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
4.543%(c)	01/25/48		198	195,012
NLT Trust,
Series 2025-INV01, Class A1, 144A
5.506%(cc)	02/25/70		4,518	4,532,869
Series 2025-INV01, Class A2, 144A
5.708%(cc)	02/25/70		507	507,733
Series 2025-INV01, Class A3, 144A
5.860%(cc)	02/25/70		870	871,177
Series 2025-INV01, Class AIOS, 144A
0.399%(cc)	02/25/70		6,937	46,279
Series 2025-INV01, Class B1, 144A
6.594%(cc)	02/25/70		281	276,671
Series 2025-INV01, Class B2, 144A
6.594%(cc)	02/25/70		221	213,520
Series 2025-INV01, Class B3, 144A
6.594%(cc)	02/25/70		139	127,940
Series 2025-INV01, Class M1, 144A
6.314%(cc)	02/25/70		401	402,548
Series 2025-INV01, Class XS, 144A
0.901%(cc)	02/25/70^		6,937	108,215

A28

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.562%(c)	04/25/34	335	$337,580
OBX Trust,
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	1,826	1,831,868
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
7.162%(c)	05/25/33	3,342	3,361,102
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.010%(c)	03/29/27	2,437	2,448,129
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	1,527	1,440,662
PRPM LLC,
Series 2024-RPL02, Class A1, 144A
3.500%(cc)	05/25/54	573	558,686
Series 2025-RPL01, Class A1, 144A
4.000%(cc)	03/25/55	2,406	2,352,232
Series 2025-RPL01, Class A2, 144A
4.000%(cc)	03/25/55	496	478,274
Series 2025-RPL01, Class A3, 144A
4.000%(cc)	03/25/55	293	281,755
Series 2025-RPL01, Class M1A, 144A
4.000%(cc)	03/25/55	286	273,521
Series 2025-RPL01, Class M1B, 144A
4.000%(cc)	03/25/55	101	95,935
PRPM Trust,
Series 2025-NQM02, Class A1, 144A
5.688%(cc)	04/25/70	3,916	3,932,584
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.362%(c)	11/25/31	160	160,979
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
6.362%(c)	07/25/33	112	112,379
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.939%(cc)	02/25/34	83	81,011
Series 2004-18, Class 3A1
4.746%(cc)	12/25/34	614	575,721
Verus Securitization Trust,
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70	3,285	3,281,140
Series 2026-01, Class A1, 144A
4.863%(cc)	01/25/71	2,470	2,457,111

Total Residential Mortgage-Backed Securities (cost $107,157,503)			107,423,404
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 2.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.125%	07/09/30	EUR	1,367	$1,295,525
0.750%(cc)	07/09/30		3,851	3,227,534
1.000%	07/09/29		4,471	3,925,820
5.000%(cc)	01/09/38		654	492,949
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		570	515,316
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		321	321,603
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.250%	05/22/36		3,700	3,631,643
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	4,100	4,639,466
4.500%	03/15/29		2,513	2,430,071
5.375%	01/21/29		1,260	1,250,550
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.500%	02/22/29		2,648	2,621,520
6.000%	07/19/28		770	774,620
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
6.900%(c)	07/31/30		851	827,537
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		5,315	5,218,001
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,705	1,828,832
5.250%	03/22/30	EUR	2,175	2,477,050
5.875%	10/17/31	EUR	3,343	3,769,338
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		1,860	1,627,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		10	9,130
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		800	584,443
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
4.625%	03/04/33	EUR	2,260	2,437,529
5.750%	09/16/30		2,480	2,469,460
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	4,701	4,947,230
1.650%	03/03/33	EUR	582	547,203
6.250%	05/26/28		952	969,136
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	351	330,014
6.250%	05/26/28		440	447,920

Total Sovereign Bonds (cost $53,326,816)				53,616,940

A29

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 11.6%
Federal Agricultural Mortgage Corp., MTN
1.440%	09/25/35	45	$34,311
Federal Home Loan Bank
2.050%	03/19/35	153	122,204
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	353	273,916
2.000%	11/01/50	6,713	5,466,064
2.000%	01/01/51	805	655,679
2.500%	11/01/46	201	174,160
2.500%	12/01/50	973	837,772
2.500%	03/01/51	2,457	2,088,428
2.500%	07/01/51	2,929	2,480,200
2.500%	07/01/51	7,894	6,696,164
2.500%	08/01/51	10,081	8,659,502
2.500%	11/01/51	991	852,161
2.500%	01/01/52	1,827	1,571,581
2.500%	01/01/52	2,553	2,192,420
2.500%	04/01/52	436	374,963
3.000%	06/01/45	38	34,985
3.000%	01/01/48	162	145,256
3.000%	10/01/49	57	50,506
3.000%	07/01/51	2,150	1,898,973
3.000%	11/01/51	780	689,299
3.000%	01/01/52	1,093	963,308
3.000%	01/01/52	3,962	3,542,259
3.000%	02/01/52	5,706	5,024,726
3.000%	03/01/52	950	849,086
3.000%	06/01/52	462	411,677
3.000%	06/01/52	834	744,257
3.500%	09/01/45	114	107,201
3.500%	02/01/47	453	424,567
3.500%	01/01/52	1,848	1,700,291
3.500%	02/01/52	702	647,438
3.500%	03/01/52	2,341	2,160,524
5.000%	06/01/33	76	75,922
5.000%	05/01/34	31	31,727
5.000%	08/01/52	1,470	1,457,346
5.000%	10/01/54	1,424	1,405,850
5.500%	10/01/33	173	176,240
5.500%	06/01/34	1	1,267
5.500%	10/01/52	915	922,833
5.500%	11/01/52	2,967	2,996,942
5.500%	12/01/54	8,218	8,259,204
5.500%	01/01/55	7,538	7,576,464
6.000%	11/01/33	21	20,963
6.000%	05/01/34	25	25,546
6.000%	06/01/34	52	52,888
6.000%	09/01/34	28	28,289
6.000%	01/01/37	14	15,111
6.000%	09/01/38	16	16,400
6.000%	08/01/39	16	16,911
6.000%	01/01/53	611	626,431
6.000%	01/01/53	1,196	1,227,456
6.000%	03/01/53	680	697,009
6.000%	04/01/53	686	703,291
6.250%	07/15/32(k)	170	189,729
6.500%	07/01/32	3	2,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	08/01/32	9	$8,887
6.500%	08/01/32	10	10,644
6.500%	08/01/32	16	16,049
6.500%	09/01/32	8	8,234
6.500%	09/01/32	15	15,865
6.500%	09/01/32	41	42,075
6.750%	03/15/31	545	611,987
Federal Home Loan Mortgage Corp., MTN
2.311%(s)	11/15/38	95	52,015
Federal National Mortgage Assoc.
1.500%	11/01/50	1,089	843,143
1.500%	12/01/50	697	540,325
2.000%	08/01/50	2,728	2,218,568
2.000%	09/01/50	1,942	1,579,917
2.000%	10/01/50	1,087	885,358
2.000%	12/01/50	2,226	1,812,769
2.500%	TBA	5,000	4,201,367
2.500%	02/01/43	71	62,558
2.500%	12/01/46	260	224,887
2.500%	03/01/50	171	146,079
2.500%	09/01/50	1,164	1,001,345
2.500%	03/01/51	7,076	6,013,222
2.500%	04/01/51	801	688,020
2.500%	07/01/51	2,893	2,454,457
2.500%	09/01/51	3,139	2,661,573
2.500%	10/01/51	6,845	5,801,919
2.500%	11/01/51	11,030	9,347,597
2.500%	12/01/51	480	406,441
2.500%	02/01/52	1,193	1,024,527
2.500%	03/01/52	532	457,599
2.500%	05/01/52	730	625,388
3.000%	03/01/43	262	239,353
3.000%	07/01/43	317	290,020
3.000%	07/01/43	443	405,573
3.000%	07/01/50	1,079	957,524
3.000%	07/01/51	437	386,794
3.000%	11/01/51	1,221	1,082,030
3.000%	11/01/51	11,385	10,058,492
3.000%	12/01/51	2,348	2,104,983
3.000%	12/01/51	3,919	3,468,043
3.000%	01/01/52	3,226	2,837,915
3.000%	02/01/52	759	672,790
3.000%	02/01/52	1,498	1,318,901
3.000%	03/01/52	3,212	2,827,780
3.000%	04/01/52	726	640,913
3.000%	04/01/52	746	665,578
3.500%	06/01/39	83	78,118
3.500%	04/01/42	144	136,292
3.500%	06/01/42	222	209,091
3.500%	07/01/42	319	300,960
3.500%	02/01/52	4,616	4,263,824
4.000%	09/01/51	530	502,584
4.000%	11/01/51	1,772	1,676,674
4.000%	04/01/52	800	755,084
5.000%	TBA	13,500	13,312,710
5.000%	12/01/31	14	14,387
5.000%	03/01/34	80	80,688

A30

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	06/01/35	36	$36,020
5.000%	07/01/35	20	19,913
5.000%	05/01/36	25	25,483
5.000%	07/01/52	1,814	1,798,065
5.000%	08/01/52	3,098	3,071,211
5.000%	03/01/53	6,328	6,302,369
5.000%	05/01/53	527	526,108
5.000%	12/01/54	3,404	3,359,457
5.000%	01/01/55	3,625	3,576,190
5.500%	TBA	22,000	22,101,330
5.500%	02/01/33	1	1,502
5.500%	02/01/33	4	4,062
5.500%	03/01/33	5	4,703
5.500%	03/01/33	10	10,540
5.500%	03/01/33	13	12,853
5.500%	04/01/33	2	1,628
5.500%	04/01/33	6	6,006
5.500%	04/01/33	9	8,982
5.500%	04/01/33	10	9,802
5.500%	07/01/33	7	7,244
5.500%	07/01/33	9	8,872
5.500%	08/01/33	10	9,711
5.500%	02/01/34	7	7,498
5.500%	04/01/34	9	8,880
5.500%	06/01/34	13	12,713
5.500%	11/01/52	9,927	10,039,518
5.500%	12/01/54	3,564	3,581,691
6.000%	TBA	5,500	5,599,644
6.000%	10/01/33	1	1,164
6.000%	10/01/33	114	115,945
6.000%	12/01/33	6	6,070
6.000%	02/01/34	28	28,920
6.000%	03/01/34	16	16,292
6.000%	08/01/34	—(r)	127
6.000%	11/01/34	—(r)	81
6.000%	02/01/35	49	49,741
6.000%	01/01/36	41	42,637
6.000%	11/01/36	12	12,516
6.000%	05/01/38	13	13,671
6.000%	11/01/52	722	740,782
6.000%	12/01/52	2,291	2,356,257
6.000%	04/01/53	338	346,026
6.000%	08/01/53	431	441,296
6.500%	07/01/32	32	33,194
6.500%	08/01/32	16	16,707
6.500%	08/01/32	37	38,613
6.500%	09/01/32	15	15,205
6.500%	09/01/32	38	39,206
6.500%	10/01/32	19	19,160
6.500%	10/01/32	42	43,796
6.500%	04/01/33	40	41,656
6.500%	11/01/33	1	1,312
6.500%	10/01/37	36	38,054
6.625%	11/15/30	830	922,229
7.000%	12/01/31	12	12,533
7.000%	05/01/32	14	15,010
7.000%	06/01/32	2	1,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	01/01/36	9	$9,505
7.000%	03/01/53	189	198,428
7.125%	01/15/30	785	872,914
Freddie Mac Coupon Strips
4.919%(s)	03/15/31	105	85,313
Government National Mortgage Assoc.
2.500%	12/20/46	65	56,964
2.500%	09/20/50	2,863	2,467,810
3.000%	03/15/45	280	251,113
3.000%	07/20/46	259	234,616
3.000%	09/20/46	278	252,235
3.000%	10/20/46	70	63,804
3.000%	04/20/47	329	297,611
3.000%	12/20/48	221	200,032
3.000%	04/20/49	200	181,603
3.000%	07/20/49	51	46,085
3.000%	12/20/49	220	196,920
3.500%	01/20/43	307	291,324
3.500%	04/20/43	146	138,301
3.500%	03/20/45	182	171,099
3.500%	04/20/45	146	137,282
3.500%	04/20/47	2,970	2,792,190
3.500%	01/20/48	79	73,793
3.500%	11/20/51	3,508	3,249,727
3.500%	12/20/51	8,914	8,258,603
3.500%	01/20/52	2,448	2,265,724
3.500%	03/20/52	2,392	2,210,811
3.500%	04/20/52	1,202	1,113,485
4.000%	06/15/40	44	42,266
4.000%	08/20/46	148	141,846
4.000%	11/20/46	88	84,643
4.000%	09/20/47	117	111,933
4.000%	06/20/48	177	168,798
4.000%	02/20/49	319	303,430
4.000%	04/20/52	119	112,149
4.500%	02/20/41	138	137,191
4.500%	03/20/41	115	114,440
4.500%	06/20/44	90	88,675
4.500%	09/20/46	96	95,162
4.500%	11/20/46	182	180,295
4.500%	01/20/47	23	22,498
4.500%	05/20/52	385	375,557
4.500%	07/20/52	1,332	1,297,770
5.000%	07/15/33	36	36,278
5.000%	09/15/33	57	57,197
5.000%	04/15/34	25	25,274
5.000%	10/20/48	32	32,217
5.000%	07/20/52	2,656	2,642,886
5.000%	09/20/52	1,076	1,071,022
5.000%	11/20/54	3,995	3,962,159
5.500%	01/15/33	16	16,241
5.500%	02/15/33	10	10,392
5.500%	05/15/33	63	63,302
5.500%	06/15/33	36	36,109
5.500%	09/15/33	15	15,371
5.500%	03/15/34	78	79,209
5.500%	07/15/35	18	18,863

A31

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	03/15/36	18	$18,964
5.500%	04/20/52	925	938,112
5.500%	05/20/52	975	988,967
5.500%	06/20/52	845	857,503
5.500%	09/20/52	1,102	1,120,259
5.500%	11/20/52	994	1,010,196
5.500%	04/20/55	963	969,941
6.000%	12/15/32	32	32,992
6.000%	11/15/33	15	15,706
6.000%	01/15/34	4	3,958
6.000%	06/20/34	99	103,494
6.000%	11/15/34	126	128,609
6.000%	09/20/52	1,107	1,135,325
6.000%	02/20/53	875	896,288
6.000%	06/20/53	680	695,777
6.500%	07/15/32	4	3,938
6.500%	08/15/32	1	1,015
6.500%	08/15/32	2	1,977
6.500%	08/15/32	5	5,071
6.500%	08/15/32	24	24,210
6.500%	09/15/32	22	22,125
6.500%	09/15/32	50	51,019
6.500%	09/15/32	74	76,010
6.500%	11/15/33	39	39,780
7.000%	08/15/28	3	2,712
Resolution Funding Corp. Interest Strips, Bonds
3.606%(s)	04/15/30	535	453,953

Total U.S. Government Agency Obligations (cost $286,244,974)			284,070,741
U.S. Treasury Obligations — 21.2%
U.S. Treasury Bonds
1.875%	02/15/51	49,165	27,294,257
2.375%	11/15/49(kk)	10,015	6,381,433
2.375%	05/15/51	76,270	47,704,502
2.875%	05/15/43	815	625,895
2.875%	05/15/52	14,775	10,245,539
3.000%	11/15/44	19,830	15,176,147
3.250%	05/15/42	2,190	1,804,697
4.000%	11/15/42	10,220	9,249,100
4.000%	11/15/52	3,935	3,381,026
4.125%	08/15/44(h)	35,360	32,072,625
4.500%	02/15/44	18,615	17,797,685
4.625%	05/15/44(h)(kk)	86,695	84,080,604
4.625%	11/15/44(k)	50,535	48,892,612
4.625%	11/15/45	4,950	4,774,430
4.750%	11/15/43	4,800	4,741,500
4.875%	08/15/45	5,110	5,094,031
5.000%	05/15/45	10,065	10,197,103
U.S. Treasury Notes
1.875%	02/15/32	8,980	7,963,436
3.500%	09/30/27	6,665	6,632,716
3.750%	11/30/32	75,720	74,110,950
3.875%	03/31/31	285	284,087
3.875%	12/31/32	33,745	33,259,916
4.000%	01/31/33	39,375	39,079,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Strips Coupon
2.344%(s)	08/15/44	2,710	$1,058,706
2.364%(s)	05/15/45	3,420	1,281,550
2.377%(s)	08/15/45	1,250	462,034
3.777%(s)	05/15/44(k)	17,640	6,997,094
3.922%(s)	05/15/39(k)	1,445	774,629
4.267%(s)	05/15/43	10,735	4,511,725
4.308%(s)	11/15/45	3,260	1,189,397
4.327%(s)	08/15/43	120	49,652
4.366%(s)	11/15/41	4,975	2,287,893
4.500%(s)	05/15/46	865	307,607
4.652%(s)	05/15/49	2,720	830,603
4.655%(s)	02/15/42(k)	23,565	10,678,898
4.920%(s)	08/15/48	830	263,222

Total U.S. Treasury Obligations (cost $536,967,366)			521,536,988

	Shares
Common Stocks — 0.1%
Chemicals — 0.0%
TPC Group, Inc.*	14,880	271,560
Gas Utilities — 0.0%
Ferrellgas Partners LP*	28,110	736,594
Interactive Media & Services — 0.0%
Diamond Sports Group LLC*(x)	22,907	4,307
Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	12,213	1,340,743
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)*(x)	65,188	1,260,312

Total Common Stocks (cost $996,004)		3,613,516
Preferred Stocks — 0.1%
Banks — 0.1%
Citigroup Capital XIII, 10.298%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	45,000	1,320,750
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	25,000	540,500
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	402	437,175
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	4,217	53,976

Total Preferred Stocks (cost $2,170,800)		2,352,401

A32

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Units	Value
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	42,843	$—
(cost $0)

Option Purchased*~ — 0.0%
(cost $20,005)	34,758

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN99.9% (cost $2,476,450,421)	2,450,691,275
Options Written*~ — (0.0)%
(premiums received $0)	(16,666)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—99.9% (cost $2,476,450,421)	2,450,674,609

	Shares
Short-Term Investments — 2.1%
Affiliated Mutual Funds — 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	27,100,920	27,100,921
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $22,282,289; includes $22,206,533 of cash collateral for securities on loan)(b)(wb)	22,310,093	22,294,477

Total Affiliated Mutual Funds (cost $49,383,209)		49,395,398
Options Purchased*~ — 0.1%
(cost $818,540)		825,455

Total Short-Term Investments (cost $50,201,749)		50,220,853

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—102.0% (cost $2,526,652,170)		2,500,895,462
Options Written*~ — (0.1)%
(premiums received $970,048)		(1,337,067)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—101.9% (cost $2,525,682,122)		2,499,558,395

Liabilities in excess of other assets(z) — (1.9)%		(46,035,659)

Net Assets — 100.0%		$2,453,522,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
A33

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,310,050 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,764,823; cash collateral of $22,206,533 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$59,978	$4,307	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30(s)	11/14/23	13	13	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30(s)^	11/14/23	9	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	14,780	53,976	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	78,452	1,260,312	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25-09/09/25	2,721,875	2,750,102	0.1
Total		$2,875,107	$4,068,710	0.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at March 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $600,000)^	600	$601,500	$1,500	$—
A34

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		9,478	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		18,955	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	1,302	4
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	2,604	9
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		1,514	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		1,514	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		1,508	6
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		5,988	40,187
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		1,508	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		1,481	50
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		2,994	43,017
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		2,994	22,634
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		1,476	71
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		3,015	159
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		4,953	709
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		1,485	87
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		1,481	87
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		3,009	37,951
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		3,015	255
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		1,512	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		2,970	107
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		1,497	1
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		1,497	1
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		1,491	3
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		1,490	2
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		4,451	55
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		1,476	9
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		3,009	45
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		2,268	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		2,994	77
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		2,994	77
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		4,953	8,663
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		2,981	2
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		1,478	3
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		1,487	3
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		1,497	2
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		1,481	23,959
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		2,232	103,450
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		2,232	103,450
Total OTC Traded (cost $599,702)									$385,135

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	15,120	$34,758
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		4,456	22,576
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	17,415	52,713
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	17,415	97
A35

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)	25,700	$71,321
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)	25,700	58
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	26,110	265,892
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	26,110	234
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	4,456	27,429
Total OTC Swaptions (cost $238,843)								$475,078
Total Options Purchased (cost $838,545)								$860,213
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	1,302	$(9,709)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	2,604	(8,260)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		1,514	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		1,508	(5,413)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		1,508	(1,161)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		1,481	(8,069)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		2,994	(25,857)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		2,994	(8,870)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		1,476	(8,370)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		3,015	(65,776)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		4,953	(145,043)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		1,481	(23,911)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		1,485	(12,086)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		3,015	(15,548)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		2,970	(11,390)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		1,497	(5,472)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		1,497	(8,946)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		1,491	(26,856)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		1,490	(18,830)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		4,451	(53,073)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		1,476	(21,763)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		3,009	(32,864)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		2,268	(462)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		2,994	(8,153)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		2,994	(19,305)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		2,981	(12,072)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		1,487	(9,598)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		1,478	(21,866)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		1,497	(6,804)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		2,232	(9,886)
A36

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		2,232	$(9,886)
Total OTC Traded (premiums received $577,828)									$(615,299)

OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	15,120	$(16,666)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		4,456	(13,826)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	34,830	(53,004)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		51,400	(77,016)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		26,110	(179,153)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		26,110	(131,680)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		4,456	(42,761)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		29,040	(13,834)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		39,040	(12,410)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		51,740	(75,688)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		83,670	(122,396)
Total OTC Swaptions (premiums received $392,220)									$(738,434)
Total Options Written (premiums received $970,048)									$(1,353,733)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	2 Year U.S. Treasury Notes	Jun. 2026	$6,015,914	$13,050
2,316	5 Year U.S. Treasury Notes	Jun. 2026	250,544,162	(3,099,762)
82	10 Year Australian Treasury Bonds	Jun. 2026	6,096,267	(24,979)
160	10 Year U.S. Treasury Notes	Jun. 2026	17,767,501	(43,971)
1,323	10 Year U.S. Ultra Treasury Notes	Jun. 2026	150,181,178	(2,986,320)
				(6,141,982)
Short Positions:
42	5 Year Euro-Bobl	Jun. 2026	5,603,630	120,422
1	10 Year Euro-Bund	Jun. 2026	144,932	4,195
A37

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
53	20 Year U.S. Treasury Bonds	Jun. 2026	$6,035,375	$36,731
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	1,282,188	(17,204)
8	Euro Schatz Index	Jun. 2026	977,849	10,996
				155,140
				$(5,986,842)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.000%, 02/15/50	JPM	07/16/26	19,625	$59.64	$11,705,005	$11,443,436	$—	$(261,569)
2.000%, 02/15/50	GSI	07/27/26	15,820	$59.19	9,363,966	9,224,927	—	(139,039)
1.875%, 11/15/51	JPM	07/27/26	16,055	$56.21	9,023,727	8,837,378	—	(186,349)
2.000%, 02/15/50	JPM	08/04/26	12,265	$58.49	7,174,253	7,151,403	—	(22,850)
3.375%, 08/15/42	GSI	09/14/26	12,685	$84.75	10,750,244	10,589,413	—	(160,831)
					$48,017,195	$47,246,557	$—	$(770,638)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	GSI	BRL	54,599	$10,513,211	$10,536,874	$23,663	$—
Expiring 05/05/26	DB	BRL	23,296	4,422,209	4,465,910	43,701	—
Expiring 05/05/26	DB	BRL	7,888	1,485,000	1,512,201	27,201	—
Expiring 05/05/26	RBC	BRL	23,296	4,429,693	4,465,910	36,217	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,413,481	1,516,000	1,527,033	11,033	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	5,263	765,000	768,287	3,287	—
Expiring 06/17/26	HSBC	CNH	6,458	944,000	942,736	—	(1,264)
Colombian Peso,
Expiring 06/17/26	BOA	COP	5,608,073	1,485,000	1,499,264	14,264	—
Expiring 06/17/26	JPM	COP	9,565,027	2,504,852	2,557,118	52,266	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	33,716	1,640,000	1,588,264	—	(51,736)
Expiring 04/22/26	BOA	CZK	24,477	1,172,000	1,153,070	—	(18,930)
Expiring 04/22/26	GSI	CZK	22,684	1,103,000	1,068,599	—	(34,401)
Expiring 04/22/26	JPM	CZK	33,688	1,641,000	1,586,959	—	(54,041)
Euro,
Expiring 04/22/26	HSBC	EUR	10,112	11,955,500	11,701,275	—	(254,225)
Expiring 04/22/26	MSI	EUR	4,702	5,543,777	5,440,274	—	(103,503)
Expiring 04/22/26	MSI	EUR	1,689	2,011,869	1,954,098	—	(57,771)
Expiring 04/22/26	UAG	EUR	2,921	3,357,065	3,380,202	23,137	—
Indian Rupee,
Expiring 06/17/26	HSBC	INR	93,533	974,000	985,373	11,373	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	26,606	1,508,000	1,474,437	—	(33,563)
A38

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/17/26	JPM	MXN	45,962	$2,602,676	$2,547,157	$—	$(55,519)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	118,515	3,724,370	3,687,673	—	(36,697)
Expiring 06/17/26	MSI	TWD	49,709	1,564,000	1,546,716	—	(17,284)
Expiring 06/17/26	SCB	TWD	72,443	2,276,000	2,254,098	—	(21,902)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	60,719	1,013,000	996,778	—	(16,222)
Expiring 06/17/26	HSBC	PHP	147,237	2,443,000	2,417,074	—	(25,926)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	7,134	2,009,700	1,921,581	—	(88,119)
Expiring 04/22/26	TD	PLN	3,071	861,300	827,161	—	(34,139)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	1,237	975,000	967,129	—	(7,871)
South African Rand,
Expiring 06/17/26	BARC	ZAR	24,000	1,407,988	1,409,977	1,989	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	3,037,803	2,067,700	2,023,929	—	(43,771)
Thai Baht,
Expiring 06/17/26	GSI	THB	32,772	1,000,000	1,000,024	24	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	97,592	2,124,353	2,160,638	36,285	—
Expiring 04/13/26	UAG	TRY	128,577	2,815,344	2,846,634	31,290	—
				$85,855,607	$85,214,453	315,730	(956,884)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	CITI	BRL	8,007	$1,508,000	$1,545,336	$—	$(37,336)
Expiring 04/02/26	DB	BRL	23,296	4,450,001	4,495,768	—	(45,767)
Expiring 04/02/26	RBC	BRL	23,296	4,457,665	4,495,769	—	(38,104)
British Pound,
Expiring 04/22/26	BNY	GBP	9,814	13,203,142	12,988,773	214,369	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,536,790	1,715,838	1,660,249	55,589	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	100,634	14,722,335	14,689,988	32,347	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	5,904,600	1,513,999	1,604,793	—	(90,794)
Expiring 04/06/26	CITI	COP	5,681,250	1,514,999	1,544,090	—	(29,091)
Expiring 04/06/26	CITI	COP	5,567,625	1,515,000	1,513,209	1,791	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	46,059	2,190,000	2,169,731	20,269	—
Expiring 04/22/26	CITI	CZK	16,624	813,000	783,105	29,895	—
Expiring 04/22/26	DB	CZK	32,426	1,548,000	1,527,507	20,493	—
Expiring 04/22/26	TD	CZK	173,926	8,373,928	8,193,270	180,658	—
Euro,
Expiring 04/22/26	BOA	EUR	2,592	3,009,000	2,999,348	9,652	—
Expiring 04/22/26	CITI	EUR	11,189	13,278,000	12,947,449	330,551	—
Expiring 04/22/26	CITI	EUR	2,338	2,695,500	2,704,935	—	(9,435)
Expiring 04/22/26	CITI	EUR	2,140	2,508,724	2,475,845	32,879	—
Expiring 04/22/26	CITI	EUR	1,301	1,490,000	1,505,759	—	(15,759)
Expiring 04/22/26	CITI	EUR	1,293	1,487,422	1,496,168	—	(8,746)
A39

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/26	DB	EUR	40,335	$47,230,191	$46,672,428	$557,763	$—
Expiring 04/22/26	MSI	EUR	842	997,000	974,265	22,735	—
Expiring 04/22/26	SSB	EUR	47,057	54,939,184	54,451,166	488,018	—
Expiring 04/22/26	SSB	EUR	1,643	1,914,789	1,901,158	13,631	—
Expiring 04/22/26	UAG	EUR	47,057	54,916,360	54,451,164	465,196	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	85,045	897,000	895,945	1,055	—
Mexican Peso,
Expiring 06/17/26	JPM	MXN	17,097	939,000	947,462	—	(8,462)
Expiring 06/17/26	MSI	MXN	16,361	916,000	906,717	9,283	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	11,176	3,092,943	3,010,491	82,452	—
Expiring 04/22/26	JPM	PLN	5,562	1,490,000	1,498,244	—	(8,244)
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	12,349	9,774,562	9,657,093	117,469	—
South African Rand,
Expiring 06/17/26	GSI	ZAR	39,619	2,426,899	2,327,586	99,313	—
Expiring 06/17/26	SCB	ZAR	12,703	758,000	746,316	11,684	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	312,161	9,952,041	9,525,371	426,670	—
Expiring 06/17/26	HSBC	THB	71,798	2,268,000	2,190,869	77,131	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	133,776	2,947,962	2,961,733	—	(13,771)
Expiring 04/13/26	UAG	TRY	108,665	2,386,946	2,405,796	—	(18,850)
				$279,841,430	$276,864,896	3,300,893	(324,359)
						$3,616,623	$(1,281,243)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	30,555	EUR	1,252	$—	$(9,356)	BOA
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	6,050	*	$8,347	$(1,782)	$10,129	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	2,120	$(9,541)	$(5,972)	$(3,569)	BARC

A40

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		3,090	0.415%	$71,815	$71,777	$38	GSI
Altice France SA	06/20/26	5.000%(Q)	EUR	485	1.999%	4,685	3,072	1,613	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		1,368	0.184%	8,488	7,019	1,469	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	2,625	0.307%	5,713	4,517	1,196	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		2,420	0.386%	11,489	11,817	(328)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	1,372	0.366%	7,806	9,119	(1,313)	JPM
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	947	0.366%	5,388	5,692	(304)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,705	0.320%	24,573	23,189	1,384	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		965	1.641%	(12,724)	(3,129)	(9,595)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	776	0.124%	2,057	1,921	136	JPM
European Investment Bank	12/20/26	—%(Q)		4,305	0.040%	(1,226)	(1,548)	322	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		1,150	0.485%	1,702	1,477	225	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		524	0.610%	2,629	2,893	(264)	BARC
Hellenic Republic	12/20/26	1.000%(Q)		2,432	0.066%	17,168	15,796	1,372	BARC
Hellenic Republic	06/20/27	1.000%(Q)		575	0.089%	6,505	4,894	1,611	BARC
Hellenic Republic	12/20/27	1.000%(Q)		430	0.137%	6,391	4,681	1,710	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		2,062	*	12,507	12,379	128	MSI
Kingdom of Norway	12/20/26	—%(Q)		5,780	0.036%	(1,510)	(2,058)	548	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		360	0.375%	621	573	48	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	1,704	0.034%	4,914	4,094	820	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	1,600	0.057%	(234)	(81)	(153)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		765	0.311%	4,041	4,014	27	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		3,822	0.249%	7,669	6,195	1,474	BARC
Oracle Corp.	06/20/30	1.000%(Q)		1,320	1.622%	(30,674)	25,388	(56,062)	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		578	*	3,451	—	3,451	GSI
Petroleos Mexicanos	06/20/26	1.000%(Q)		390	1.886%	(638)	(521)	(117)	BARC
Petroleos Mexicanos	06/20/26	1.000%(T)		240	1.886%	(393)	(294)	(99)	BARC
Republic of Chile	06/20/28	1.000%(Q)		524	*	7,498	7,194	304	BARC
Republic of Columbia	12/20/26	1.000%(Q)		674	0.869%	858	939	(81)	BARC
Republic of France	06/20/27	0.250%(Q)		1,170	0.102%	2,187	1,736	451	BARC
Republic of France	12/20/30	0.250%(Q)		2,120	0.310%	(5,346)	(12,298)	6,952	BARC
Republic of Italy	06/20/26	—%(Q)		4,452	0.073%	(727)	(696)	(31)	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,516	0.073%	3,635	3,249	386	BARC
Republic of Italy	06/20/26	—%(Q)		890	0.073%	(146)	(219)	73	BARC
Republic of Italy	09/20/26	1.000%(Q)		3,149	0.075%	14,854	14,143	711	BARC
Republic of Ivory Coast	03/31/27	2.900%(Q)		1,410	1.679%	18,365	(110)	18,475	CITI
Republic of Panama	06/20/26	1.000%(Q)		854	0.516%	1,205	920	285	CITI
Republic of Panama	06/20/27	1.000%(Q)		1,459	0.623%	7,082	9,992	(2,910)	BARC
Republic of Peru	06/20/28	1.000%(Q)		552	*	6,601	6,266	335	BARC
Republic of Romania	12/20/26	1.000%(Q)		235	0.611%	734	827	(93)	BOA
Republic of South Africa	12/20/26	1.000%(Q)		781	0.728%	1,785	3,085	(1,300)	BARC
Serbia International Bond	12/20/30	1.000%(Q)		243	1.511%	(5,178)	(2,592)	(2,586)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	964	0.104%	2,605	2,466	139	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	550	0.104%	1,486	1,287	199	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,818	*	12,376	11,433	943	MSI
Slovak Republic	12/20/27	1.000%(Q)		840	0.183%	11,830	11,621	209	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		2,000	0.452%	19,037	20,098	(1,061)	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,142	0.200%	6,951	6,694	257	MSI
A41

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Qatar	12/20/26	1.000%(Q)		1,195	0.244%	$6,895	$7,436	$(541)	BARC
Stellantis NV	06/20/26	1.000%(Q)	EUR	944	0.296%	2,081	1,971	110	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	1,197	0.102%	9,461	9,372	89	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	4,130	0.174%	1,214	1,395	(181)	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,245	0.163%	2,736	2,005	731	GSI
						$292,292	$321,090	$(28,798)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	218,110		0.631%		$3,355,602		$3,837,484		$481,882
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A42

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	7,890	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(105,860)	$(105,860)
CHF	2,000	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(13,417)	(13,417)
GBP	3,946	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(184,608)	157,343	341,951
GBP	2,920	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	150,731	238,926	88,195
GBP	2,100	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	(145,549)	391,415	536,964
GBP	230	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.730%	(9,088)	71,980	81,068
GBP	2,355	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(60)	(135,813)	(135,753)
JPY	710,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(164,280)	(164,280)
JPY	380,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(74,227)	(74,227)
MXN	124,955	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(226,874)	(226,874)
MXN	73,460	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(163,687)	(163,687)
NZD	9,775	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(146,355)	(146,355)
	51,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	27,443	268,510	241,067
	71,865	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(329,088)	(329,088)
	50,845	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(97,902)	(97,902)
	9,580	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	1,772	(75,961)	(77,733)
	8,111	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	126,579	126,579
	22,980	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(400,545)	(400,545)
	6,285	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(43,079)	(329,666)	(286,587)
	6,862	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	233,643	233,643
	2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,278,108	1,371,416	93,308
	20,455	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	299,149	719,625	420,476
	5,565	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	43,136	378,533	335,397
	17,515	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	872,813	872,813
					$1,417,955	$2,567,108	$1,149,153

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	47,424	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.054%	$42,502	$—	$42,502	GSI
BRL	47,424	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.054%	(36,822)	—	(36,822)	GSI
					$5,680	$—	$5,680

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(37,360)	$1,796,449	$—	$1,796,449
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	15,220	(629,695)	—	(629,695)
					$1,166,754	$—	$1,166,754
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
A43

PSF PGIM TOTAL RETURN BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Portfolio is only required to disclose the top 50.
The following table represents the individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of March 31, 2026, termination date 04/20/2026:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
J M Smucker Co. (The)	12,160,000	$ 12,922,732	1.24%
Siemens Funding BV	12,160,000	12,654,759	1.22%
QUALCOMM, Inc.	12,160,000	12,637,249	1.22%
United Parcel Service, Inc.	12,160,000	12,566,034	1.21%
Barclays PLC	12,160,000	12,496,204	1.20%
Eli Lilly & Co.	12,160,000	12,395,641	1.19%
Caterpillar, Inc.	12,160,000	12,388,644	1.19%
Cigna Group (The)	12,160,000	12,345,479	1.19%
Brown & Brown, Inc.	12,160,000	12,327,273	1.19%
Comcast Corp.	12,160,000	12,316,423	1.19%
Burlington Northern Santa Fe LLC	12,160,000	12,300,781	1.18%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.	12,160,000	12,221,222	1.18%
BHP Billiton Finance USA Ltd.	12,160,000	12,204,748	1.18%
Travelers Cos., Inc. (The)	12,160,000	12,202,995	1.18%
Energy Transfer LP	12,160,000	12,182,171	1.17%
Kinder Morgan, Inc.	12,160,000	12,180,801	1.17%
Occidental Petroleum Corp.	12,160,000	12,179,733	1.17%
Targa Resources Corp.	12,160,000	12,176,469	1.17%
NiSource, Inc.	12,160,000	12,158,093	1.17%
Rio Tinto Finance USA PLC	12,160,000	12,141,461	1.17%
Union Pacific Corp.	12,160,000	12,139,659	1.17%
Wynnton Funding Trust II	12,160,000	12,112,792	1.17%
HCA, Inc.	12,160,000	12,110,367	1.17%
AEP Texas, Inc.	12,160,000	12,106,975	1.17%
Merck & Co., Inc.	12,160,000	12,103,517	1.17%
HCA, Inc.	12,160,000	12,101,238	1.17%
T-Mobile USA, Inc.	12,160,000	12,096,148	1.16%
AT&T, Inc.	12,160,000	12,067,312	1.16%
Brookfield Asset Management Ltd.	12,160,000	12,062,314	1.16%
CVS Health Corp.	12,160,000	12,061,867	1.16%
Gilead Sciences, Inc.	12,160,000	12,038,251	1.16%
Athene Global Ltd.	12,160,000	11,999,642	1.16%
TotalEnergies Capital SA	12,160,000	11,997,532	1.16%
NextEra Energy Capital Holdings, Inc.	12,160,000	11,988,263	1.15%
Steel Dynamics, Inc.	12,160,000	11,973,765	1.15%
Synopsys, Inc.	12,160,000	11,960,484	1.15%
American Water Capital Corp.	12,160,000	11,956,138	1.15%
Waste Management, Inc.	12,160,000	11,872,500	1.14%
Constellation Energy Generation LLC	12,160,000	11,843,046	1.14%
Diamondback Energy, Inc.	12,160,000	11,831,467	1.14%
Takeda Pharmaceutical Co. Ltd.	12,160,000	11,825,216	1.14%
Amgen, Inc.	12,160,000	11,824,735	1.14%
Lowe’s Cos., Inc.	12,160,000	11,798,273	1.14%
Bristol-Myers Squibb Co.	12,160,000	11,779,870	1.13%
Enterprise Products Operating LLC	12,160,000	11,777,769	1.13%
Morgan Stanley	12,160,000	11,762,008	1.13%
AT&T, Inc.	12,160,000	11,759,000	1.13%
ConocoPhillips Co.	12,160,000	11,757,003	1.13%
Citigroup, Inc.	12,160,000	11,736,631	1.13%
UnitedHealth Group, Inc.	12,160,000	11,719,159	1.13%
		$605,161,853
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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